Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investment Grade Bond Portfolio
September 30, 2025
VIPIGB-NPRT3-1125
1.808780.121
Asset-Backed Securities - 8.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	2,994,000	3,004,147
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	1,106,000	1,110,343
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	800,000	803,263
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	3,552,000	3,564,095
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	3,422,000	3,432,167
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)	5,437,000	5,456,171
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	3,037,000	3,051,019
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	3,080,000	3,087,543
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	2,568,000	2,580,013
TOTAL BAILIWICK OF JERSEY		26,088,761
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	516,780	524,158
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	821,579	831,964
TOTAL CANADA		1,356,122
GRAND CAYMAN (UK OVERSEAS TER) - 4.9%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.742% 7/22/2037 (b)(c)(d)	1,752,000	1,760,033
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	3,101,000	3,112,356
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5771% 4/20/2034 (b)(c)(d)	5,797,905	5,797,905
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(d)	5,797,905	5,800,439
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	2,836,000	2,843,189
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	4,612,000	4,627,635
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	3,701,000	3,717,606
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	1,923,930	1,925,525
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	2,566,000	2,581,198
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	3,194,000	3,198,401
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	4,022,144	4,025,241
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 5.5273% 7/17/2038 (b)(c)(d)	4,644,000	4,662,126
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	2,392,000	2,395,873
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	3,594,000	3,609,954
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.6001% 4/25/2034 (b)(c)(d)	4,224,812	4,230,355
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	3,127,000	3,120,499
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6224% 1/17/2035 (b)(c)(d)	5,159,852	5,169,449
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 0% 10/20/2038 (b)(c)(d)(e)	3,313,000	3,314,428
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	2,964,104	2,967,691
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	2,444,000	2,450,882
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	3,967,000	3,979,655
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	2,935,000	2,937,236
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	4,498,016	4,497,998
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	2,890,000	2,898,017
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	3,494,185	3,494,185
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 1.25% 10/23/2038 (b)(c)(d)(e)	2,099,000	2,099,915
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	3,145,000	3,152,454
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	3,636,000	3,640,290
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)	2,526,193	2,526,494
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	3,244,000	3,255,899
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	3,958,000	3,972,075
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	1,889,869	1,890,750
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	3,105,000	3,112,350
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	4,331,000	4,340,623
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	3,186,000	3,182,524
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	1,600,000	1,603,200
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 1.24% 11/20/2038 (b)(c)(d)	1,600,000	1,600,000
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	3,042,000	3,055,154
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	4,033,000	4,043,627
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	461,563	452,327
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	2,010,000	2,015,144
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	2,304,000	2,305,124
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	1,852,000	1,858,521
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	4,047,691	4,051,144
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	2,572,810	2,574,693
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	3,094,000	3,104,900
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6685% 10/25/2037 (b)(c)(d)	4,363,331	4,374,348
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	2,224,000	2,224,096
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	2,000,000	2,005,428
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.6071% 4/20/2034 (b)(c)(d)	3,374,400	3,375,858
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	3,646,000	3,657,098
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	2,985,000	2,985,331
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	4,029,000	4,037,336
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	3,802,000	3,804,418
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	2,994,000	3,001,590
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	5,025,000	5,035,241
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	3,244,000	3,249,859
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	3,652,000	3,665,947
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	2,099,000	2,101,076
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	2,820,000	2,826,384
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	800,000	803,210
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	2,891,000	2,889,549
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	1,231,000	1,233,872
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	3,079,000	3,078,720
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	1,594,049	1,594,908
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	3,399,321	3,395,664
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.4104% 10/20/2038 (b)(c)(d)	1,408,000	1,412,154
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	1,813,687	1,755,703
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	1,572,000	1,577,299
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	4,874,693	4,879,714
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	2,045,000	2,050,196
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.4595% 10/17/2038 (b)(c)(d)	3,143,000	3,149,566
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	2,523,000	2,531,255
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	2,544,000	2,553,059
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	2,988,627	2,989,342
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	1,086,638	1,086,009
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	1,762,346	1,710,750
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	2,428,000	2,436,687
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	1,201,000	1,205,946
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		235,632,697
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	1,279,293	1,299,621
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.829% 4/18/2037 (b)(c)(d)	2,499,000	2,509,158
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	3,019,000	3,017,850
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)	3,329,000	3,340,502
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	2,075,000	2,078,063
TOTAL MULTI-NATIONAL		10,945,573
UNITED STATES - 3.3%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	2,169,645	2,240,299
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,983,410	2,047,998
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,900,247	1,941,755
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	333,137	329,811
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)	148,764	145,053
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,666,644	1,598,177
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	4,421,582	4,167,100
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	259,898	262,263
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	600,000	602,743
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	1,300,000	1,307,716
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (b)	800,000	798,950
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,699,689	1,710,686
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	2,591,530	2,652,788
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	320,874	315,723
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (b)	116,270	112,049
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (b)	1,700,000	1,714,459
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	1,314,735	1,317,926
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	240,000	243,143
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	689,470	694,596
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	3,376,160	3,189,963
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(f)	958,425	958,731
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	730,000	737,229
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	2,092,005	2,093,761
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	700,000	704,596
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,570,466	1,591,577
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,374,000	1,393,848
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	300,000	302,972
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,720,000	1,727,601
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	434,487	428,837
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	1,134,342	1,105,993
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	1,232,658	1,171,038
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	97,530	96,930
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	30,822	30,799
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,755,106	1,773,324
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	900,000	907,257
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	3,165,350	3,129,740
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	1,265,688	1,232,107
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	733,175	742,437
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	498,335	500,737
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	598,000	610,760
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	3,140,000	3,148,892
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,475,605	1,497,817
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	571,163	573,957
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,100,000	1,121,607
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	400,651	402,063
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	370,000	373,677
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	4,200,000	4,219,804
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	4,404,658	4,495,731
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	157,396	157,571
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	2,515,000	2,550,907
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	3,110,000	3,108,467
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	1,010,693	998,049
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	700,000	705,259
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,400,000	1,406,389
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	2,661,625	2,712,839
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (b)	1,950,000	1,988,732
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,000,000	1,001,890
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	2,000,000	2,025,626
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,300,000	1,303,189
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	608,055	611,732
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,298,146	1,308,358
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (b)	4,852,000	4,867,526
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (b)	400,000	403,025
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 0% 10/17/2038 (b)(c)(d)	3,130,000	3,130,000
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	700,000	704,718
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	2,500,000	2,510,254
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	864,227	876,779
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	546,612	559,491
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	2,592,818	2,486,632
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	2,844,820	2,795,814
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	2,541,810	2,369,693
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)	889,404	889,797
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(d)	638,074	630,184
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	1,709,841	1,633,343
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (b)	280,929	257,926
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	1,356,000	1,345,721
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	1,037,000	985,518
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,600,000	1,610,869
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,500,000	1,504,427
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	1,435,443	1,443,047
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	1,090,000	1,102,776
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	2,111,742	2,166,259
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	1,900,000	1,904,008
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	2,713,495	2,833,015
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	5,204,670	5,277,443
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	3,093,623	3,173,713
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	3,837,005	3,822,152
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	4,000,768	4,001,370
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	1,892,698	1,898,217
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)	4,555,000	4,565,538
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.1324% 9/25/2034 (c)(d)	3,722	3,967
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (b)	1,437,122	1,422,462
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	96,421	96,490
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	1,365,000	1,372,436
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	500,000	501,083
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	2,518,147	2,550,545
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	1,065,084	1,077,919
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	2,548,530	2,574,968
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	868,901	899,529
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,140,824	1,143,478
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	734,903	739,199
TOTAL UNITED STATES		158,477,359
TOTAL ASSET-BACKED SECURITIES (Cost $433,054,550)		433,800,133

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	1,567,000	1,622,592
KeyBank NA/Cleveland OH 6.95% 2/1/2028	800,000	843,125
Regions Bank/Birmingham AL 6.45% 6/26/2037	4,383,000	4,804,198

TOTAL BANK NOTES (Cost $8,276,891)		7,269,915

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	2,195,758	2,055,666
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(d)	642,703	648,639
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	3,604,746	3,328,241
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (b)	1,571,508	1,579,261
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (b)	1,728,456	1,724,742
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	686,551	676,450
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	496,723	494,602
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,583,431	4,192,272
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	903,815	835,129
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	800,950	728,840
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	385,806	346,427
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	597,407	529,697
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	104,787	88,056
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	111,359	93,579
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	329,644	283,921
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	90,601	80,975
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	1,029,641	910,599
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	676,348	606,322
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,550,290	1,376,421
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	145,340	127,843
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	336,662	311,621
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	398,703	372,234
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	307,638	290,330
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	338,661	313,781
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	647,286	618,966
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	193,264	178,182
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	468,186	461,280
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	993,572	893,051
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,703,846	2,407,892
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	105,051	93,199
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	288,467	283,558
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	428,779	374,372
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,182,809	1,064,080
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 8/25/2052 (c)(d)	1,082,680	1,069,261
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 9/25/2052 (c)(d)	2,249,151	2,221,274
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 10/25/2052 (c)(d)	746,867	739,264
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.156% 10/25/2052 (c)(d)	2,633,516	2,600,696
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	476,634	441,302
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	981,086	892,491
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	367,636	344,933
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.856% 11/25/2053 (c)(d)	616,140	620,440
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.806% 11/25/2053 (c)(d)	1,378,799	1,389,326
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.856% 11/25/2053 (c)(d)	355,844	358,341
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.886% 7/25/2054 (c)(d)	748,583	754,478
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 12/25/2054 (c)(d)	2,300,968	2,305,106
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.456% 12/25/2054 (c)(d)	1,376,407	1,377,142
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	15,486	15,892
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	377,415	350,942
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	192,902	177,766
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 6/25/2054 (c)(d)	1,177,961	1,180,435
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.956% 8/25/2054 (c)(d)	1,394,162	1,403,434
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 9/25/2054 (c)(d)	604,132	605,158
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.756% 2/25/2055 (c)(d)	914,324	919,251
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.756% 9/25/2054 (c)(d)	926,675	930,249
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 2/25/2055 (c)(d)	1,193,335	1,196,877
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	524,959	525,842
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	933,301	927,545
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	305,486	273,103
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	83,419	74,043
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	311,621	278,847
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	411,145	354,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	236,109	222,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	231,426	210,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	251,022	213,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	327,524	281,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	322,866	275,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	309,555	273,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	529,508	468,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	104,205	94,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	704,722	630,879
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	256,558	226,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	237,776	210,263
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	252,926	229,165
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	199,545	176,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	122,637	106,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	199,545	176,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	191,856	173,973
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	883,462	805,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	205,975	187,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	525,268	487,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	525,268	487,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	563,565	529,650
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	342,114	344,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	860,909	858,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.406% 8/25/2053 (c)(d)	1,104,177	1,104,993
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.806% 10/25/2053 (c)(d)	977,689	988,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 6/25/2054 (c)(d)	812,316	815,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.356% 10/25/2054 (c)(d)	975,391	974,612
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.456% 11/25/2054 (c)(d)	2,088,547	2,089,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	2,937,990	2,945,319
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.556% 2/25/2055 (c)(d)	448,352	447,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.606% 10/25/2054 (c)(d)	929,468	932,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.506% 2/25/2055 (c)(d)	753,026	754,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.406% 4/25/2055 (c)(d)	961,023	959,653
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 14.6315% 6/16/2037 (c)(d)	3,175	3,682
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	427,146	417,928
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (b)(f)	178,712	175,834
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	674,572	681,462
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	436,732	414,256
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	1,113,350	1,124,694
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	1,078,280	1,013,966
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	591,824	559,853
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(f)	1,259,730	1,271,025
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	98,649	97,983
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	125,626	123,861
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	303,522	303,437
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(f)	873,059	847,575
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	558,831	560,733
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	912,127	899,972
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	289,076	285,366
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	1,070,804	1,044,752
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	759	709
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	700,000	681,933
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	1,129,650	1,086,422
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (b)(f)	985,910	993,703
TOTAL UNITED STATES		84,971,273
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $84,203,050)		84,971,273

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.8936% 6/15/2040 (b)(c)(d)	2,180,000	2,190,900
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,687,319	1,599,789
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	491,000	456,936
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	603,101	598,418
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	1,306,853	1,284,363
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	222,241	221,077
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	658,557	646,532
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	373,546	351,058
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	169,806	165,157
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,264,529	1,218,675
BANK Series 2021-BN33 Class XA, 1.1544% 5/15/2064 (d)(g)	13,324,052	527,090
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	660,000	628,177
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5057% 9/15/2056 (d)	1,817,000	1,956,737
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	778,315	772,111
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	5,335,798	5,269,336
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,021,545	995,321
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3491% 7/15/2054 (d)(g)	2,701,358	135,793
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.4923% 3/15/2041 (b)(c)(d)	1,612,058	1,615,079
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5027% 9/15/2054 (d)	700,000	725,508
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.5221% 6/15/2041 (b)(c)(d)	2,329,000	2,331,911
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.7917% 6/15/2041 (b)(c)(d)	1,150,000	1,152,516
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.9914% 6/15/2041 (b)(c)(d)	813,000	814,778
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.5418% 3/15/2041 (b)(c)(d)	6,616,056	6,620,191
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.7915% 5/15/2041 (b)(d)	4,049,211	4,054,272
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.1963% 4/15/2034 (b)(c)(d)	2,544,198	2,531,477
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.4963% 4/15/2034 (b)(c)(d)	1,864,321	1,845,678
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.7963% 4/15/2034 (b)(c)(d)	1,232,474	1,217,068
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.0963% 4/15/2034 (b)(c)(d)	1,293,785	1,274,378
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.9536% 10/15/2036 (b)(c)(d)	5,017,787	5,005,274
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.1633% 10/15/2036 (b)(c)(d)	733,467	731,175
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.3631% 10/15/2036 (b)(c)(d)	981,551	977,870
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.5628% 10/15/2036 (b)(c)(d)	952,598	949,026
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.212% 10/15/2036 (b)(c)(d)	3,312,521	3,300,099
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.6412% 4/15/2037 (b)(c)(d)	2,392,010	2,392,757
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.1631% 2/15/2039 (b)(c)(d)	2,043,326	2,041,411
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.4625% 2/15/2039 (b)(c)(d)	1,404,350	1,402,595
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.7119% 2/15/2039 (b)(c)(d)	1,404,350	1,402,595
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.111% 2/15/2039 (b)(c)(d)	1,404,350	1,402,595
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.9116% 12/9/2040 (b)(c)(d)	1,850,167	1,852,478
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.341% 12/9/2040 (b)(c)(d)	408,841	409,352
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.7903% 12/9/2040 (b)(c)(d)	221,247	221,662
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.443% 12/15/2039 (b)(c)(d)	1,303,548	1,306,806
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.5935% 4/15/2040 (b)(c)(d)	6,958,369	6,971,411
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.5502% 6/15/2035 (b)(c)(d)	1,203,000	1,201,120
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (b)(d)(g)	61,700,000	1,673,841
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.592% 4/15/2041 (b)(c)(d)	4,625,068	4,636,767
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.8417% 4/15/2041 (b)(c)(d)	737,396	738,088
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.0913% 4/15/2041 (b)(c)(d)	612,062	612,827
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.294% 3/15/2030 (b)(c)(d)	10,772,984	10,749,419
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.5436% 3/15/2030 (b)(c)(d)	1,329,814	1,326,489
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.6934% 3/15/2030 (b)(c)(d)	1,872,696	1,868,014
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.9004% 10/15/2026 (b)(c)(d)	888,829	887,718
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.0655% 2/15/2036 (b)(c)(d)	300,000	299,906
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.0902% 4/15/2037 (b)(c)(d)	1,685,794	1,686,321
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.4402% 4/15/2037 (b)(c)(d)	380,607	380,964
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.9892% 4/15/2037 (b)(c)(d)	318,701	319,099
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.5922% 2/15/2039 (b)(c)(d)	3,695,436	3,698,901
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.9417% 2/15/2039 (b)(c)(d)	463,090	464,246
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.8414% 3/15/2041 (b)(c)(d)	1,130,034	1,131,447
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.091% 3/15/2041 (b)(c)(d)	1,500,607	1,502,952
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.3002% 2/15/2035 (b)(c)(d)	3,050,000	3,043,328
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	2,587,000	2,616,833
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	23,900,000	173,839
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	5,376,637	4,477,019
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	396,974
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	621,036	602,028
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	257,037	255,218
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,174,228	2,173,761
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	775,000	795,609
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 4.9665% 11/15/2038 (b)(c)(d)	6,714,990	6,708,694
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.3857% 11/15/2038 (b)(c)(d)	892,563	891,726
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.3445% 7/15/2038 (b)(c)(d)	1,420,077	1,420,077
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.6445% 7/15/2038 (b)(c)(d)	1,077,707	1,077,707
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 5.9645% 7/15/2038 (b)(c)(d)	795,209	795,209
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.5145% 7/15/2038 (b)(c)(d)	1,601,381	1,601,381
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.45% 10/15/2042 (b)(c)(d)	6,440,000	6,452,075
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.75% 10/15/2042 (b)(c)(d)	1,145,000	1,147,146
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 6% 10/15/2042 (b)(c)(d)	560,000	561,400
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	1,100,000	1,084,540
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8747% 9/25/2030 (d)	142,150	140,389
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	3,600,000	3,668,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,481,564	1,473,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	488,165	481,289
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,400,000	1,382,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,000,000	987,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,200,000	1,188,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,600,000	1,580,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,400,000	3,376,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	700,000	700,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,400,000	2,395,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	500,000	499,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	600,000	602,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,400,000	1,335,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	3,700,000	3,303,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	800,000	810,374
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	277,161	273,694
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	471,365	467,741
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	600,000	587,642
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	700,000	688,886
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	104,997	104,592
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	500,000	474,183
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.2155% 10/15/2036 (b)(c)(d)	3,667,747	3,651,701
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.4155% 10/15/2036 (b)(c)(d)	544,915	542,217
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.8155% 10/15/2036 (b)(c)(d)	449,243	446,996
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 6% 10/15/2027 (b)(c)(d)	600,000	600,000
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	859,664	855,235
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	118,814	117,882
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	277,000	262,457
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)	505,398	343,671
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)	715,868	386,569
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.4454% 5/15/2039 (b)(c)(d)	5,702,564	5,545,744
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.9441% 5/15/2039 (b)(c)(d)	4,064,838	3,810,500
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.2433% 5/15/2039 (b)(c)(d)	2,311,651	2,112,271
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.6921% 5/15/2039 (b)(c)(d)	2,054,528	1,868,327
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.3645% 3/15/2038 (b)(c)(d)	67,118	66,824
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.6645% 3/15/2038 (b)(c)(d)	611,979	608,154
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.0145% 3/15/2038 (b)(c)(d)	534,885	530,205
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	495,093	486,749
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,407,809	4,361,439
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	2,005,825	1,972,909
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (b)	1,875,182	1,806,978
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.2392% 11/15/2040 (b)(c)(d)	151,154	151,153
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.9882% 11/15/2040 (b)(c)(d)	1,120,800	1,121,501
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	1,033,312	1,055,549
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.4002% 8/15/2042 (b)(c)(d)	700,000	700,655
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.1502% 2/15/2039 (b)(c)(d)	1,190,000	1,172,417
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.8002% 2/15/2039 (b)(c)(d)	619,000	606,803
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.9954% 11/15/2038 (b)(c)(d)	5,931,653	5,926,092
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.3444% 11/15/2038 (b)(c)(d)	2,616,173	2,613,720
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.5936% 11/15/2038 (b)(c)(d)	1,364,340	1,363,061
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.8428% 11/15/2038 (b)(c)(d)	896,702	895,861
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.3931% 12/15/2039 (b)(c)(d)	3,736,000	3,740,669
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.7426% 12/15/2039 (b)(c)(d)	910,000	909,430
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.142% 12/15/2039 (b)(c)(d)	671,000	672,677
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	295,184
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	3,269,943	2,795,248
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)	256,512	209,574
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	1,260,731	1,249,230
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	446,327	433,551
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.4655% 5/15/2031 (b)(c)(d)	2,496,000	2,489,964
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	800,000	838,652
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.1409% 8/15/2041 (b)(c)(d)	600,000	598,845
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.8413% 8/15/2041 (b)(c)(d)	1,400,000	1,398,804
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(d)	2,300,000	2,309,133
TOTAL UNITED STATES		233,466,522
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $236,608,778)		233,466,522

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (h) (Cost $83,458,307)	909,574	81,570,604

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (b)	1,788,000	1,703,294
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)	1,363,000	1,121,067
TOTAL SAUDI ARABIA		2,824,361
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,455,996)		2,824,361

Non-Convertible Corporate Bonds - 21.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	1,485,000	1,425,429
Westpac Banking Corp 4.11% 7/24/2034 (d)	2,107,000	2,063,336

TOTAL AUSTRALIA		3,488,765
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (b)(e)	393,000	392,407
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	1,417,000	1,478,919
Enbridge Inc 4.25% 12/1/2026	1,006,000	1,006,121
		2,485,040
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	1,074,000	1,067,640
TOTAL CANADA		3,945,087
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	4,420,000	4,638,899
Societe Generale SA 1.488% 12/14/2026 (b)(d)	5,527,000	5,492,704
Societe Generale SA 5.5% 4/13/2029 (b)(d)	3,018,000	3,081,572

TOTAL FRANCE		13,213,175
GERMANY - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	2,000,000	2,028,641
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	2,477,000	2,474,831
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (b)	2,798,000	2,759,864
TOTAL GERMANY		7,263,336
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,289,000	2,248,908
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,397,000	2,309,971
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	2,564,000	2,361,171
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	1,774,000	1,773,794
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	7,503,000	7,737,591
		16,431,435
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	897,000	895,402
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	2,653,000	2,651,216
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	326,000	330,670
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	1,774,000	1,819,743
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	3,966,000	4,137,007
		9,834,038
TOTAL IRELAND		26,265,473
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	7,296,000	7,311,869
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	609,000	613,392
NTT Finance Corp 4.62% 7/16/2028 (b)	616,000	622,091
NTT Finance Corp 4.876% 7/16/2030 (b)	1,621,000	1,647,053

TOTAL JAPAN		2,882,536
MEXICO - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleos Mexicanos 5.95% 1/28/2031	3,652,000	3,540,614
Petroleos Mexicanos 6.35% 2/12/2048	7,493,000	5,959,258
Petroleos Mexicanos 6.5% 1/23/2029	3,157,000	3,210,668
Petroleos Mexicanos 6.7% 2/16/2032	11,763,000	11,660,074
Petroleos Mexicanos 6.75% 9/21/2047	6,872,000	5,685,893
Petroleos Mexicanos 6.95% 1/28/2060	4,473,000	3,687,765
Petroleos Mexicanos 7.69% 1/23/2050	9,202,000	8,368,759

TOTAL MEXICO		42,113,031
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	13,000,000	13,201,163
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,390,000	1,391,671
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	4,007,000	4,047,909
		5,439,580
TOTAL NETHERLANDS		18,640,743
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	756,285	801,019
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(d)	3,309,000	3,231,044
UBS Group AG 3.869% 1/12/2029 (b)(d)	2,282,000	2,262,885
UBS Group AG 4.194% 4/1/2031 (b)(d)	5,461,000	5,398,985
UBS Group AG 4.55% 4/17/2026	1,462,000	1,465,880
		12,358,794
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	600,000	604,549
TOTAL SWITZERLAND		12,963,343
UNITED KINGDOM - 0.5%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,907,000	2,093,562
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,890,000	1,950,464
Reynolds American Inc 5.7% 8/15/2035	689,000	717,217
Reynolds American Inc 6.15% 9/15/2043	2,271,000	2,331,099
Reynolds American Inc 7.25% 6/15/2037	1,681,000	1,934,332
		9,026,674
Financials - 0.3%
Banks - 0.3%
Barclays PLC 5.088% 6/20/2030 (d)	4,171,000	4,226,932
Barclays PLC 5.2% 5/12/2026	3,533,000	3,549,799
Barclays PLC 5.829% 5/9/2027 (d)	1,900,000	1,916,785
Barclays PLC 6.224% 5/9/2034 (d)	1,900,000	2,043,980
NatWest Group PLC 3.073% 5/22/2028 (d)	2,640,000	2,593,668
		14,331,164
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	1,287,000	1,240,407
TOTAL UNITED KINGDOM		24,598,245
UNITED STATES - 18.2%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.4%
AT&T Inc 2.55% 12/1/2033	8,483,000	7,223,353
AT&T Inc 4.3% 2/15/2030	1,940,000	1,944,223
AT&T Inc 4.75% 5/15/2046	10,884,000	9,719,124
Verizon Communications Inc 2.55% 3/21/2031	3,143,000	2,857,647
		21,744,347
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	545,000	466,304
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,435,000	1,361,095
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	1,091,000	864,106
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,180,000	1,195,449
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	10,656,000	9,210,338
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,435,000	1,202,524
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	2,136,000	2,241,504
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	1,557,000	1,538,172
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,474,000	1,570,866
Time Warner Cable LLC 4.5% 9/15/2042	525,000	421,826
Time Warner Cable LLC 5.5% 9/1/2041	965,000	884,366
Time Warner Cable LLC 5.875% 11/15/2040	852,000	814,404
Time Warner Cable LLC 6.55% 5/1/2037	11,472,000	11,933,882
Time Warner Cable LLC 7.3% 7/1/2038	2,146,000	2,344,915
		36,049,751
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	3,463,000	3,442,412
T-Mobile USA Inc 3.875% 4/15/2030	5,007,000	4,909,807
		8,352,219
TOTAL COMMUNICATION SERVICES		66,146,317

Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	434,000	436,382
AutoZone Inc 4% 4/15/2030	3,015,000	2,976,187
Lowe's Cos Inc 3.35% 4/1/2027	384,000	380,247
Lowe's Cos Inc 3.75% 4/1/2032	1,183,000	1,131,592
Lowe's Cos Inc 4.5% 4/15/2030	2,166,000	2,194,391
O'Reilly Automotive Inc 4.2% 4/1/2030	668,000	665,636
		7,784,435
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.3%
Kroger Co/The 5% 9/15/2034	2,170,000	2,188,423
Mars Inc 4.8% 3/1/2030 (b)	3,145,000	3,204,054
Mars Inc 5% 3/1/2032 (b)	2,361,000	2,415,462
Mars Inc 5.2% 3/1/2035 (b)	1,962,000	2,005,432
Mars Inc 5.65% 5/1/2045 (b)	1,908,000	1,935,525
Mars Inc 5.7% 5/1/2055 (b)	3,805,000	3,854,261
		15,603,157
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	408,000	382,926
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	3,140,000	2,641,997
Altria Group Inc 4.5% 5/2/2043	2,104,000	1,814,478
Altria Group Inc 4.8% 2/14/2029	575,000	583,912
Altria Group Inc 5.95% 2/14/2049	753,000	769,549
		5,809,936
TOTAL CONSUMER STAPLES		21,796,019

Energy - 1.5%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	1,223,000	1,204,513
Oil, Gas & Consumable Fuels - 1.5%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	547,000	578,701
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	1,473,000	1,571,744
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	440,000	469,280
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	793,000	850,621
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	475,000	520,728
DCP Midstream Operating LP 5.6% 4/1/2044	697,000	676,328
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	1,406,000	1,483,396
Energy Transfer LP 3.75% 5/15/2030	1,314,000	1,275,986
Energy Transfer LP 5% 5/15/2050	1,355,000	1,159,884
Energy Transfer LP 5.25% 4/15/2029	1,165,000	1,198,626
Energy Transfer LP 5.4% 10/1/2047	155,000	141,879
Energy Transfer LP 5.8% 6/15/2038	1,282,000	1,304,013
Hess Corp 4.3% 4/1/2027	2,776,000	2,785,167
Hess Corp 7.125% 3/15/2033	569,000	660,313
Hess Corp 7.3% 8/15/2031	762,000	877,420
Hess Corp 7.875% 10/1/2029	2,490,000	2,823,531
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	261,000	283,335
Kinder Morgan Inc 5.55% 6/1/2045	1,383,000	1,343,307
MPLX LP 4.8% 2/15/2029	640,000	648,905
MPLX LP 4.95% 9/1/2032	3,480,000	3,491,025
MPLX LP 5.5% 2/15/2049	1,917,000	1,784,641
Occidental Petroleum Corp 6.2% 3/15/2040	965,000	980,788
Occidental Petroleum Corp 6.45% 9/15/2036	2,612,000	2,775,686
Occidental Petroleum Corp 6.6% 3/15/2046	3,240,000	3,387,349
Occidental Petroleum Corp 7.5% 5/1/2031	4,360,000	4,897,131
ONEOK Inc 4.25% 9/24/2027	1,093,000	1,094,183
ONEOK Inc 4.4% 10/15/2029	1,143,000	1,142,180
ONEOK Inc 4.75% 10/15/2031	2,223,000	2,223,712
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	751,000	725,107
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	2,924,000	2,930,224
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	4,528,000	4,543,795
Targa Resources Corp 4.9% 9/15/2030	1,607,000	1,632,274
Targa Resources Corp 5.65% 2/15/2036	3,869,000	3,961,522
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	577,000	550,171
Western Gas Partners LP 4.5% 3/1/2028	1,136,000	1,137,703
Western Gas Partners LP 4.65% 7/1/2026	5,141,000	5,145,512
Western Gas Partners LP 4.75% 8/15/2028	656,000	661,595
Williams Cos Inc/The 3.5% 11/15/2030	4,829,000	4,615,499
Williams Cos Inc/The 4.65% 8/15/2032	3,633,000	3,627,963
Williams Cos Inc/The 5.3% 8/15/2052	824,000	773,349
		72,734,573
TOTAL ENERGY		73,939,086

Financials - 8.2%
Banks - 4.2%
Bank of America Corp 2.299% 7/21/2032 (d)	8,618,000	7,644,188
Bank of America Corp 3.419% 12/20/2028 (d)	10,766,000	10,601,745
Bank of America Corp 4.25% 10/22/2026	2,419,000	2,422,212
Bank of America Corp 4.45% 3/3/2026	861,000	861,571
Bank of America Corp 4.623% 5/9/2029 (d)	8,681,000	8,788,550
Bank of America Corp 5.015% 7/22/2033 (d)	18,422,000	18,822,995
Bank of America Corp 5.425% 8/15/2035 (d)	6,500,000	6,630,716
Citigroup Inc 4.3% 11/20/2026	983,000	984,560
Citigroup Inc 4.412% 3/31/2031 (d)	6,030,000	6,019,839
Citigroup Inc 4.45% 9/29/2027	9,708,000	9,747,515
Citigroup Inc 4.6% 3/9/2026	1,246,000	1,247,933
Citigroup Inc 4.91% 5/24/2033 (d)	5,644,000	5,712,203
Citizens Financial Group Inc 2.638% 9/30/2032	2,757,000	2,355,466
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	5,882,000	6,141,622
Fifth Third Bancorp 4.895% 9/6/2030 (d)	4,500,000	4,572,821
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	2,452,000	2,299,666
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	7,267,000	7,335,220
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	15,530,000	15,578,355
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	4,507,000	4,595,819
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	3,250,000	3,357,640
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	15,000,000	15,490,963
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	3,860,000	4,068,536
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	13,792,000	13,997,960
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	3,241,000	3,162,443
Wells Fargo & Co 3.526% 3/24/2028 (d)	5,273,000	5,225,940
Wells Fargo & Co 4.478% 4/4/2031 (d)	8,118,000	8,162,434
Wells Fargo & Co 5.15% 4/23/2031 (d)	13,304,000	13,720,428
Wells Fargo & Co 5.244% 1/24/2031 (d)	6,240,000	6,455,953
Wells Fargo & Co 5.499% 1/23/2035 (d)	2,849,000	2,971,765
Wells Fargo & Co 5.605% 4/23/2036 (d)	3,890,000	4,082,365
		203,059,423
Capital Markets - 1.9%
Athene Global Funding 5.339% 1/15/2027 (b)	5,719,000	5,798,377
Athene Global Funding 5.583% 1/9/2029 (b)	2,875,000	2,971,284
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	5,355,000	4,779,331
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	2,100,000	1,926,496
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	23,641,000	23,470,972
Goldman Sachs Group Inc/The 3.8% 3/15/2030	8,794,000	8,654,920
Goldman Sachs Group Inc/The 4.25% 10/21/2025	1,288,000	1,287,151
Goldman Sachs Group Inc/The 6.75% 10/1/2037	1,275,000	1,428,509
Morgan Stanley 3.622% 4/1/2031 (d)	5,698,000	5,528,789
Morgan Stanley 3.625% 1/20/2027	6,245,000	6,222,957
Morgan Stanley 4.431% 1/23/2030 (d)	2,495,000	2,506,944
Morgan Stanley 4.889% 7/20/2033 (d)	9,357,000	9,501,042
Morgan Stanley 5.192% 4/17/2031 (d)	2,946,000	3,042,017
Morgan Stanley 5.23% 1/15/2031 (d)	9,000,000	9,289,348
Morgan Stanley 5.664% 4/17/2036 (d)	2,337,000	2,465,675
MSCI Inc 5.25% 9/1/2035	2,773,000	2,795,958
		91,669,770
Consumer Finance - 0.7%
Ally Financial Inc 7.1% 11/15/2027	4,120,000	4,336,011
Ally Financial Inc 8% 11/1/2031	949,000	1,081,831
Capital One Financial Corp 3.273% 3/1/2030 (d)	3,538,000	3,409,604
Capital One Financial Corp 3.65% 5/11/2027	7,652,000	7,591,083
Capital One Financial Corp 3.8% 1/31/2028	4,006,000	3,974,996
Capital One Financial Corp 4.1% 2/9/2027	1,620,000	1,617,309
Capital One Financial Corp 4.5% 1/30/2026	2,660,000	2,660,563
Capital One Financial Corp 5.247% 7/26/2030 (d)	4,600,000	4,728,286
Synchrony Financial 3.95% 12/1/2027	4,360,000	4,310,044
		33,709,727
Financial Services - 0.6%
Corebridge Financial Inc 3.65% 4/5/2027	3,963,000	3,928,988
Corebridge Financial Inc 3.85% 4/5/2029	1,606,000	1,581,313
Corebridge Financial Inc 3.9% 4/5/2032	1,912,000	1,825,578
Corebridge Financial Inc 4.35% 4/5/2042	435,000	375,501
Corebridge Financial Inc 4.4% 4/5/2052	1,286,000	1,062,355
Corebridge Global Funding 4.9% 12/3/2029 (b)	3,500,000	3,570,960
Corebridge Global Funding 5.9% 9/19/2028 (b)	2,307,000	2,413,372
Equitable Holdings Inc 4.35% 4/20/2028	800,000	802,746
Equitable Holdings Inc 4.572% 2/15/2029 (b)	832,000	835,518
Jackson Financial Inc 3.125% 11/23/2031	436,000	393,673
Jackson Financial Inc 5.17% 6/8/2027	1,735,000	1,756,192
Jackson Financial Inc 5.67% 6/8/2032	1,866,000	1,936,743
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	4,479,000	4,007,246
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,723,000	1,606,117
Pine Street Trust II 5.568% 2/15/2049 (b)	3,236,000	3,068,505
		29,164,807
Insurance - 0.8%
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	6,263,000	5,866,702
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	2,324,000	2,339,062
Marsh & McLennan Cos Inc 4.375% 3/15/2029	2,258,000	2,278,175
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	3,298,000	2,218,081
MetLife Inc 5.3% 12/15/2034	6,750,000	7,020,890
Pacific LifeCorp 5.125% 1/30/2043 (b)	2,981,000	2,846,383
Reinsurance Group of America Inc 6% 9/15/2033	5,628,000	6,017,472
Unum Group 3.875% 11/5/2025	2,759,000	2,756,160
Unum Group 4% 6/15/2029	2,503,000	2,470,870
Unum Group 4.046% 8/15/2041 (b)	151,000	123,249
Unum Group 5.75% 8/15/2042	3,920,000	3,917,387
Western-Southern Global Funding 4.9% 5/1/2030 (b)	1,286,000	1,313,916
		39,168,347
TOTAL FINANCIALS		396,772,074

Health Care - 1.1%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	2,052,000	2,099,903
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	5,569,000	5,174,899
Centene Corp 2.625% 8/1/2031	2,597,000	2,230,888
Centene Corp 3.375% 2/15/2030	2,896,000	2,663,413
Centene Corp 4.25% 12/15/2027	3,262,000	3,203,341
Centene Corp 4.625% 12/15/2029	5,066,000	4,910,860
Cigna Group/The 4.8% 8/15/2038	2,144,000	2,045,891
CVS Health Corp 3% 8/15/2026	355,000	351,308
CVS Health Corp 3.625% 4/1/2027	1,019,000	1,010,284
CVS Health Corp 4.78% 3/25/2038	3,388,000	3,175,361
CVS Health Corp 5% 1/30/2029	1,590,000	1,621,248
CVS Health Corp 5% 9/15/2032	1,355,000	1,371,580
CVS Health Corp 5.25% 1/30/2031	652,000	671,082
HCA Inc 3.5% 9/1/2030	2,160,000	2,063,150
HCA Inc 3.625% 3/15/2032	487,000	456,880
HCA Inc 5.45% 4/1/2031	4,100,000	4,261,866
HCA Inc 5.625% 9/1/2028	2,246,000	2,317,802
HCA Inc 5.875% 2/1/2029	2,447,000	2,547,712
Humana Inc 3.7% 3/23/2029	1,508,000	1,473,668
Sabra Health Care LP 3.2% 12/1/2031	5,311,000	4,822,521
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,197,000	1,229,465
		47,603,219
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	757,000	787,180
Mylan Inc 4.55% 4/15/2028	2,271,000	2,262,144
Utah Acquisition Sub Inc 3.95% 6/15/2026	873,000	869,057
		3,918,381
TOTAL HEALTH CARE		53,621,503

Industrials - 0.5%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	1,681,000	1,699,008
Boeing Co 5.15% 5/1/2030	1,681,000	1,724,968
Boeing Co 5.705% 5/1/2040	1,703,000	1,737,711
Boeing Co 5.805% 5/1/2050	1,703,000	1,701,406
Boeing Co 5.93% 5/1/2060	1,680,000	1,678,312
Boeing Co 6.259% 5/1/2027	888,000	913,678
Boeing Co 6.298% 5/1/2029	1,138,000	1,207,699
Boeing Co 6.388% 5/1/2031	862,000	938,816
Boeing Co 6.528% 5/1/2034	923,000	1,020,345
Boeing Co 6.858% 5/1/2054	1,389,000	1,584,437
Boeing Co 7.008% 5/1/2064	1,311,000	1,517,684
		15,724,064
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	365,000	391,661
Carrier Global Corp 6.2% 3/15/2054	226,000	245,057
		636,718
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	2,261,000	2,240,351
Uber Technologies Inc 4.8% 9/15/2035	1,784,000	1,767,816
		4,008,167
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	399,000	410,584
Paychex Inc 5.35% 4/15/2032	555,000	575,892
Paychex Inc 5.6% 4/15/2035	435,000	455,394
Verisk Analytics Inc 4.5% 8/15/2030	1,121,000	1,124,365
Verisk Analytics Inc 5.125% 2/15/2036	2,519,000	2,542,295
		5,108,530
TOTAL INDUSTRIALS		25,477,479

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029 (e)	2,289,000	2,283,522
Dell International LLC / EMC Corp 4.5% 2/15/2031 (e)	4,528,000	4,517,532
Dell International LLC / EMC Corp 4.75% 10/6/2032 (e)	3,018,000	3,004,508
Dell International LLC / EMC Corp 5.1% 2/15/2036 (e)	4,780,000	4,753,339
Dell International LLC / EMC Corp 6.1% 7/15/2027	1,349,000	1,390,658
Dell International LLC / EMC Corp 6.2% 7/15/2030	1,167,000	1,251,804
		17,201,363
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (b)	944,000	899,361
Broadcom Inc 2.45% 2/15/2031 (b)	8,034,000	7,307,025
Broadcom Inc 2.6% 2/15/2033 (b)	8,034,000	7,052,800
Broadcom Inc 3.419% 4/15/2033 (b)	725,000	670,969
Broadcom Inc 3.5% 2/15/2041 (b)	5,763,000	4,742,528
		20,672,683
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	1,721,000	1,720,156
Oracle Corp 4.8% 9/26/2032	2,871,000	2,874,452
Oracle Corp 5.2% 9/26/2035	2,614,000	2,628,394
Oracle Corp 5.875% 9/26/2045	1,612,000	1,616,376
Oracle Corp 5.95% 9/26/2055	2,021,000	2,014,783
Oracle Corp 6.1% 9/26/2065	2,080,000	2,076,169
		12,930,330
TOTAL INFORMATION TECHNOLOGY		50,804,376

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	1,918,000	1,990,367
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	1,944,000	2,006,661
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	1,136,000	1,180,989
		5,178,017
Real Estate - 2.7%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	834,000	710,515
Store Capital LLC 2.75% 11/18/2030	4,952,000	4,501,482
Store Capital LLC 4.625% 3/15/2029	1,018,000	1,011,081
VICI Properties LP 4.75% 2/15/2028	3,531,000	3,560,687
VICI Properties LP 4.75% 4/1/2028	745,000	752,768
VICI Properties LP 4.95% 2/15/2030	4,599,000	4,652,343
VICI Properties LP 5.125% 5/15/2032	1,205,000	1,216,860
VICI Properties LP 5.75% 4/1/2034	503,000	522,329
Vornado Realty LP 2.15% 6/1/2026	1,069,000	1,049,412
WP Carey Inc 2.4% 2/1/2031	2,157,000	1,933,931
WP Carey Inc 3.85% 7/15/2029	724,000	712,597
		20,624,005
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	2,366,000	2,408,858
Healthcare Realty Holdings LP 3.1% 2/15/2030	745,000	700,946
Healthcare Realty Holdings LP 3.5% 8/1/2026	775,000	769,424
Healthpeak OP LLC 3.25% 7/15/2026	325,000	322,666
Healthpeak OP LLC 3.5% 7/15/2029	373,000	361,562
Omega Healthcare Investors Inc 3.25% 4/15/2033	3,331,000	2,938,961
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,500,000	1,391,946
Omega Healthcare Investors Inc 3.625% 10/1/2029	3,357,000	3,220,927
Omega Healthcare Investors Inc 4.5% 4/1/2027	9,194,000	9,219,551
Omega Healthcare Investors Inc 4.75% 1/15/2028	3,623,000	3,653,102
Omega Healthcare Investors Inc 5.25% 1/15/2026	3,228,000	3,228,841
Ventas Realty LP 3% 1/15/2030	4,331,000	4,100,012
Ventas Realty LP 4% 3/1/2028	1,273,000	1,267,164
Ventas Realty LP 4.125% 1/15/2026	884,000	882,152
Ventas Realty LP 4.375% 2/1/2045	433,000	365,224
Ventas Realty LP 4.75% 11/15/2030	5,686,000	5,755,765
		40,587,101
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	1,037,000	947,521
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	2,203,000	2,048,601
Boston Properties LP 4.5% 12/1/2028	2,209,000	2,207,496
Boston Properties LP 6.75% 12/1/2027	2,669,000	2,799,524
COPT Defense Properties LP 2% 1/15/2029	328,000	303,936
COPT Defense Properties LP 2.25% 3/15/2026	945,000	935,365
COPT Defense Properties LP 2.75% 4/15/2031	914,000	827,430
COPT Defense Properties LP 4.5% 10/15/2030	459,000	455,973
Hudson Pacific Properties LP 4.65% 4/1/2029	4,395,000	4,089,808
		13,668,133
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,619,000	2,570,181
Brandywine Operating Partnership LP 4.55% 10/1/2029	3,316,000	3,168,309
Brandywine Operating Partnership LP 8.3% 3/15/2028	3,596,000	3,812,522
CBRE Services Inc 2.5% 4/1/2031	3,160,000	2,856,900
Tanger Properties LP 2.75% 9/1/2031	2,490,000	2,231,020
Tanger Properties LP 3.125% 9/1/2026	3,468,000	3,428,289
		18,067,221
Residential REITs - 0.4%
American Homes 4 Rent LP 2.375% 7/15/2031	427,000	378,260
American Homes 4 Rent LP 3.625% 4/15/2032	1,758,000	1,645,136
American Homes 4 Rent LP 5.5% 7/15/2034	4,187,000	4,314,555
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	2,644,000	2,556,042
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	5,875,000	5,903,507
Sun Communities Operating LP 2.3% 11/1/2028	948,000	896,315
Sun Communities Operating LP 2.7% 7/15/2031	2,448,000	2,214,304
UDR Inc 5.125% 9/1/2034	1,692,000	1,713,897
		19,622,016
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/2030	2,875,000	2,814,236
Brixmor Operating Partnership LP 4.125% 5/15/2029	2,868,000	2,843,208
Brixmor Operating Partnership LP 4.125% 6/15/2026	2,638,000	2,633,556
Kite Realty Group Trust 4.75% 9/15/2030	5,514,000	5,529,641
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	654,000	680,461
Realty Income Corp 2.2% 6/15/2028	453,000	431,742
Realty Income Corp 2.85% 12/15/2032	556,000	496,152
Realty Income Corp 3.25% 1/15/2031	579,000	548,082
Realty Income Corp 3.4% 1/15/2028	904,000	891,091
Regency Centers LP 5.1% 1/15/2035	1,953,000	1,977,745
Simon Property Group LP 2.45% 9/13/2029	924,000	867,449
		19,713,363
TOTAL REAL ESTATE		133,229,360

Utilities - 1.1%
Electric Utilities - 0.8%
Alabama Power Co 3.05% 3/15/2032	3,742,000	3,454,471
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,957,000	1,828,599
Cleco Corporate Holdings LLC 3.743% 5/1/2026	7,482,000	7,437,448
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	449,000	434,746
Duke Energy Corp 2.45% 6/1/2030	1,580,000	1,454,131
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	750,000	674,082
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	2,595,000	2,298,699
Exelon Corp 2.75% 3/15/2027	829,000	812,690
Exelon Corp 3.35% 3/15/2032	1,006,000	939,788
Exelon Corp 4.05% 4/15/2030	988,000	977,304
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)	8,632,000	8,615,124
Southern Co/The 4.85% 3/15/2035	5,500,000	5,443,585
		34,370,667
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	1,088,000	974,349
AES Corp/The 3.95% 7/15/2030 (b)	4,253,000	4,106,816
		5,081,165
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029	4,856,000	4,632,388
NiSource Inc 3.6% 5/1/2030	2,477,000	2,398,618
Puget Energy Inc 4.1% 6/15/2030	1,909,000	1,864,326
Puget Energy Inc 4.224% 3/15/2032	3,417,000	3,272,391
		12,167,723
TOTAL UTILITIES		51,619,555

TOTAL UNITED STATES		886,368,221
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,092,035,694)		1,049,854,843

U.S. Government Agency - Mortgage Securities - 23.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.3%
Fannie Mae 2% 11/1/2051	804,614	654,679
Fannie Mae 2% 3/1/2052	2,029,606	1,650,132
Fannie Mae 2.5% 1/1/2052	385,491	327,428
Fannie Mae 2.5% 4/1/2052	513,842	439,980
Fannie Mae 2.5% 6/1/2052	1,766,631	1,518,759
Fannie Mae 3% 12/1/2051	517,574	460,229
Fannie Mae 5.5% 2/1/2055	2,625,954	2,672,467
Fannie Mae 6.5% 7/1/2054	245,923	258,029
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	1,313	1,342
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	1,544	1,586
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.646%, 6.396% 5/1/2036 (c)(d)	18,424	18,983
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.493% 11/1/2036 (c)(d)	21,632	22,263
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (c)(d)	18,271	19,023
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.695% 7/1/2035 (c)(d)	1,661	1,709
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (c)(d)	10,039	10,367
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	4,578	4,778
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (c)(d)	9,506	9,928
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (c)(d)	8,269	8,636
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (c)(d)	10,827	11,186
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (c)(d)	2,740	2,831
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (c)(d)	19,689	20,435
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	6,888	7,164
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.944% 10/1/2033 (c)(d)	26,376	26,882
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	2,156	2,208
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.508% 8/1/2036 (c)(d)	32,827	33,600
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (c)(d)	2,925	2,994
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.463%, 6.71% 5/1/2035 (c)(d)	3,737	3,831
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,552,248	1,395,742
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	177,120	149,771
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,209,392	1,702,572
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	935,934	841,568
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	890,430	800,653
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	480,980	432,485
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	26,011	23,389
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	18,000	16,185
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	172,365	145,973
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	3,097,383	2,596,015
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	953,591	857,445
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	18,236	16,397
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	175,509	148,520
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	180,429	152,451
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,783,544	1,372,182
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	18,165	16,306
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	184,259	155,502
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	743,035	571,658
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,034,554	795,941
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	821,562	760,950
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	993,157	809,950
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,034,033	3,305,005
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,442	15,136
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	331,734	273,545
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	122,890	100,067
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,422,737	1,986,415
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,047,181	1,682,333
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,791,279	1,474,837
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	99,562	91,797
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,548,556	1,354,855
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	953,506	827,484
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	758,933	658,523
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	244,627	200,112
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	144,262	116,974
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	105,884	85,855
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	64,255	52,101
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	59,730	49,085
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	41,480	34,113
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	30,977	25,117
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	185,937	163,058
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,679	12,834
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	484,406	394,140
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	16,381	13,482
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,021,885	4,114,332
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,438,100	2,005,107
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,477,731	1,208,829
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,031,464	845,058
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	485,693	476,474
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	744,116	688,287
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,671	13,683
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	123,895	100,769
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,964	14,611
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,457	13,406
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	456,034	374,190
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	64,741	53,163
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	28,580	23,478
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	197,076	182,228
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,056	14,011
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	2,076,668	1,796,821
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	77,091	62,678
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,191	14,009
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,095,029	896,109
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	751,471	617,310
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	677,460	555,877
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	609,030	499,727
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	518,454	424,273
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	244,987	201,402
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	63,057	51,780
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	43,754	35,942
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	69,830	61,218
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,427,387	1,991,745
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,043,232	848,505
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	512,051	416,313
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	29,035	23,897
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	18,884	15,359
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,262,657	2,850,407
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	3,057,518	2,662,174
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	50,425	44,198
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	39,790	32,350
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	87,008	80,452
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	603,157	526,780
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	132,676	115,420
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,393,177	1,135,743
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	311,028	255,500
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	371,498	302,504
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	106,641	87,435
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,071	26,919
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	121,307	99,013
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	65,982	53,563
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	34,324	27,864
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	63,599	51,708
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	37,431	30,386
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	205,236	198,128
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	396,908	374,992
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	14,452	13,076
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	929,101	826,740
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	332,308	283,294
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,511,228	1,293,051
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	175,081	150,407
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	140,800	120,957
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	127,681	108,809
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	96,045	82,509
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	201,938	195,025
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	171,624	155,780
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	4,861,530	4,185,496
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	284,963	243,734
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	35,977	35,191
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	132,179	127,652
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	55,855	53,721
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	951,588	849,413
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	619,389	553,442
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	127,431	114,141
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,644,301	1,405,371
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,248,528	1,067,107
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	368,686	355,771
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,057,233	1,019,296
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,277,924	1,946,924
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,505,799	1,289,818
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	111,558	107,782
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	87,983	83,482
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	384,845	345,673
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	14,344	12,228
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	100,919	86,696
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	119,938	108,312
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	9,875	8,932
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	154,983	139,952
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	666,819	569,300
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	870,397	744,737
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	202,199	195,271
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	362,803	325,769
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,903,071	1,640,813
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	820,584	701,859
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	202,312	173,673
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	126,359	114,156
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	178,444	160,686
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	139,322	125,449
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	132,160	118,188
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	52,277	46,772
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,402,908	2,925,452
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,116,343	1,803,531
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,649,743	1,418,271
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,450	14,871
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	34,762	33,363
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	237,645	214,484
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	677,054	583,327
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	3,182,892	3,078,959
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	243,984	219,970
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	247,342	221,714
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	142,541	128,132
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	37,139	33,725
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,440,096	2,079,430
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,973,344	1,681,668
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,902,763	1,621,520
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	545,440	516,515
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	812,296	726,558
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	107,754	104,292
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	109,609	101,242
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	104,656	96,747
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	87,739	80,943
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	42,490	39,548
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,372	24,499
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,392	23,406
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,617	19,072
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,984	17,532
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,706	17,335
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,781	17,309
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,369	16,058
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,034	15,754
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,250	7,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	721,721	641,081
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	3,035,972	2,694,144
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	599,403	532,102
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	494,164	444,046
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	36,627	32,638
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	4,428	3,945
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	42,944	38,146
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (k)	6,046,771	5,388,154
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	414,908	367,901
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	19,464	18,945
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	71,428	69,940
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	33,375	30,680
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,336	17,058
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,357	16,251
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,943	15,693
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,030	11,968
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	143,745	127,684
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,368,181	1,226,426
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,192,571	1,062,676
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,507	15,649
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,598	14,837
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	262,267	255,226
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	192,819	188,391
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	243,175	235,057
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	110,761	102,361
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	65,080	60,196
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	46,759	43,211
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	45,886	42,438
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	44,962	41,370
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	42,778	39,566
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	40,039	36,919
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,198	17,899
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,934	16,588
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,547	14,385
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,398	8,630
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,176	6,689
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,272	2,069
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,326,220	1,178,037
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,655,818	3,245,344
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	512,307	456,066
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	456,369	404,664
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	405,617	360,708
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	123,328	121,105
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	49,371	48,370
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	706,152	651,900
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	525,329	485,154
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	281,697	260,492
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	253,483	234,093
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	59,175	54,677
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	56,774	52,169
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	38,979	35,899
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,330	4,095
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	987,652	884,088
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,106,589	981,996
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,003,843	890,818
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	102,410	99,940
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	31,790	30,976
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	57,708	53,333
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	67,576	61,841
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	8,815	7,861
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	7,872	7,000
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,479,869	1,322,033
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	604,364	536,506
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	140,936	130,239
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	120,799	110,636
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	72,024	63,954
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,264,153	1,131,300
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	53,138	49,048
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	42,499	39,212
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	37,920	34,975
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,803	23,829
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	75,501	68,952
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	7,946	7,304
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,072	5,623
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	250,994	224,675
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	51,423	47,551
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	30,100	27,305
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	11,511	10,524
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	45,689	40,599
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,589,220	3,190,429
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,058,289	2,736,647
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	142,335	139,568
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	36,983	34,111
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	36,984	33,843
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	32,977	30,228
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,632,758	1,460,020
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	906,385	807,662
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	324,908	316,514
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	334,118	307,841
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	159,777	145,736
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	64,284	58,576
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	23,624	21,456
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	997,233	888,614
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	59,285	52,828
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	589,298	524,559
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	13,416	11,921
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	714,819	637,184
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	67,977	60,276
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	68,902	67,121
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	56,096	54,633
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	307,640	300,574
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	405,422	363,544
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	56,708	50,390
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	132,370	125,548
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	60,482	56,674
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,002,734	937,724
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	897,243	838,792
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	349,923	326,799
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	192,533	179,810
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	127,144	118,663
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	126,779	118,401
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	117,628	109,855
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,736	26,837
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	377,837	354,285
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	144,847	133,691
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,142,632	1,068,552
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	112,640	105,302
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	348,728	326,990
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	10,412,717	9,600,963
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	51,946	49,136
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	49,498	46,274
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	58,185	55,229
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	173,912	162,963
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	81,605	76,212
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	226,258	208,266
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	114,811	108,648
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	354,979	336,966
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	130,823	124,254
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	77,010	72,995
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	685,382	641,803
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	570,663	534,379
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	362,130	338,878
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	294,612	280,158
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	219,831	208,847
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	37,753	35,741
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	11,046	10,614
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	204,169	191,059
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	87,219	81,618
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	170,073	159,153
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	112,812	105,568
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	109,808	102,758
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	99,680	93,186
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	670,930	636,695
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	39,666	38,470
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	160,552	152,567
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	173,208	161,924
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	167,733	156,806
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	99,114	92,658
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	222,627	209,029
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,422	15,081
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,216	3,143
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,870	5,727
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	94,727	91,691
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	36,541	35,042
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	21,464	20,986
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	160,189	156,268
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	30,358	29,292
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	398,203	384,853
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,880,153	1,837,807
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,615	1,575
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	202,470	197,640
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	48,445	46,473
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,614	4,528
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,643	3,559
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	59,659	57,851
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	29,796	28,732
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	28,327	27,174
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,974	15,579
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	113,101	110,309
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	13,322	12,979
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	11,182	10,976
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,882	9,658
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	1,457,267	1,406,591
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	24,440	23,438
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	28,814	28,126
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	28,327	27,608
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	903,068	876,236
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	190,650	186,008
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	64,681	63,125
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	27,499	26,796
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,723	3,629
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	147,284	143,185
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	20,604	19,894
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	360,065	346,531
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	85,937	82,439
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	82,129	78,786
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	578,464	551,081
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	376,051	358,744
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	372,166	358,178
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	897,355	860,822
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	151,438	145,273
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	54,903	53,332
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	42,751	41,781
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	679,383	645,992
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	654,506	622,337
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,084	2,041
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	4,582	4,466
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	357,206	345,455
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	31,931	30,831
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	202,133	194,346
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	116,136	112,901
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	21,479	20,970
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	425,748	411,475
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	19,417	18,741
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	37,843	36,315
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	9,477	9,094
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	60,954	58,434
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	5,433,566	5,178,395
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	26,048	26,026
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	54,020	53,783
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	13,640	13,588
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	697,887	679,985
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	166,445	166,698
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	15,853	15,883
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	115,177	115,352
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	114,158	113,727
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,510,783	1,472,029
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	12,849	12,887
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	364,972	365,480
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	131,372	131,301
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	44,783	44,586
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	42,323	42,136
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,590	23,486
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	13,179	13,146
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	674	671
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	30,470	30,174
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	829,366	820,014
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	30,905	30,840
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,368	4,369
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	315,862	314,669
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	19,401	19,243
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	671	672
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,275,615	1,279,894
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	219,355	220,087
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	49,048	49,075
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	96,346	96,217
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	44,767	44,750
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	29,733	29,574
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	49,038	48,485
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	55,643	55,576
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	339,511	336,001
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	60,440	59,815
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	16,016	15,850
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	47,475	47,564
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	266,880	264,121
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	52,141	52,304
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,451	23,524
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,535	10,568
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	7,416	7,432
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	24,619	24,655
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	9,946	9,959
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	48,677	48,493
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	35,545	35,410
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	949,869	934,705
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	56,748	56,934
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	27,687	27,779
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,156	21,227
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,528	11,564
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	125,889	126,310
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	62,642	62,405
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	298,409	304,095
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,399,477	1,404,962
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,157,294	1,162,915
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,670,361	1,683,171
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	900,775	904,305
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	962,408	966,782
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	22,914	23,271
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	10,995	11,150
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	69,765	70,278
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	17,715	18,029
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	283,616	288,746
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	560,190	571,198
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	185,257	189,302
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	962,787	981,706
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	925,091	941,824
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	641,476	655,285
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (c)(d)	10,492	10,602
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	26,579	26,838
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (c)(d)	1,049	1,066
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	1,461	1,489
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	63,119	66,528
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	63,487	67,030
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	6,053	6,394
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	23,228	24,267
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	65,516	68,947
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	37,132	38,768
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,899,926	1,954,779
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,690,540	1,753,442
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	628,201	652,753
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	244,720	254,514
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,581,345	1,637,713
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	23,516	24,833
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	881,143	902,915
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	2,031,247	2,108,254
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	478,044	500,788
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	87,883	92,697
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	2,351,667	2,409,773
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,350,853	1,399,955
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,313,480	1,359,480
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,670,715	2,735,035
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	735,457	764,948
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	10,580	11,173
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	193,195	203,893
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	294,508	304,822
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,321,482	3,423,272
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,805,805	1,872,432
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,587,391	1,625,621
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,672,384	2,744,260
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	101,485	105,770
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,858,786	2,927,636
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,726	4,987
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	494,545	510,165
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	3,183,090	3,259,750
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	830,724	863,970
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	321,619	338,533
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	5,456	5,692
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	53,612	56,087
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	189,912	199,422
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	2,567	2,720
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	833,880	863,402
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	661,874	696,063
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	849,981	879,808
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	15,695	16,374
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,001	3,131
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	6,466	6,779
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,096,094	1,134,472
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	261,507	274,831
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	47,755	49,959
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	37,628	39,346
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	8,855	9,271
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	354,974	372,750
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	468,926	493,624
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	369,636	389,711
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	869,002	910,223
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	326	341
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	401	419
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	132	138
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	82	86
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	7	6
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	54	56
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	279	291
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	6	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	10	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	493	515
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	12	13
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	106	111
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	179	188
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	63	66
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	5,571	5,825
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	168	168
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	121	121
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	45	45
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	110	111
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	73	73
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	603	606
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	46	48
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	62	65
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	459	468
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	325	328
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	410	419
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	116	117
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	217	226
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	3,459	3,634
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	84	85
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	140	146
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	10	9
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	257	260
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	73	74
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	94	97
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	75	77
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	61	62
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	997	1,025
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	96	100
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	2,027	2,068
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	251	259
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	1,943	1,975
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	134	133
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	926	965
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	711	741
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	180	185
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	178	183
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	6,871	7,171
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	471	492
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	17	17
Freddie Mac Gold Pool 1.5% 1/1/2036	808,930	727,370
Freddie Mac Gold Pool 1.5% 1/1/2051	2,188,261	1,686,288
Freddie Mac Gold Pool 1.5% 11/1/2035	924,293	831,101
Freddie Mac Gold Pool 1.5% 11/1/2035	63,914	57,470
Freddie Mac Gold Pool 1.5% 12/1/2035	927,542	834,023
Freddie Mac Gold Pool 1.5% 12/1/2040	106,150	89,825
Freddie Mac Gold Pool 1.5% 2/1/2041	182,145	153,888
Freddie Mac Gold Pool 1.5% 2/1/2051	2,223,207	1,710,439
Freddie Mac Gold Pool 1.5% 3/1/2036	30,445	27,328
Freddie Mac Gold Pool 1.5% 3/1/2041	184,412	155,812
Freddie Mac Gold Pool 1.5% 4/1/2041	187,998	158,518
Freddie Mac Gold Pool 1.5% 4/1/2051	9,692,720	7,457,157
Freddie Mac Gold Pool 1.5% 5/1/2036	52,878	47,464
Freddie Mac Gold Pool 1.5% 7/1/2035	276,854	249,546
Freddie Mac Gold Pool 1.5% 8/1/2035	762,541	687,326
Freddie Mac Gold Pool 2% 1/1/2051	17,482	14,219
Freddie Mac Gold Pool 2% 1/1/2052	250,869	205,532
Freddie Mac Gold Pool 2% 1/1/2052	139,099	114,352
Freddie Mac Gold Pool 2% 1/1/2052	134,149	108,774
Freddie Mac Gold Pool 2% 1/1/2052	50,100	41,202
Freddie Mac Gold Pool 2% 1/1/2052	42,320	34,315
Freddie Mac Gold Pool 2% 10/1/2041	17,791	15,439
Freddie Mac Gold Pool 2% 10/1/2050	119,954	97,676
Freddie Mac Gold Pool 2% 10/1/2051	2,392,201	1,956,894
Freddie Mac Gold Pool 2% 10/1/2051	904,889	743,620
Freddie Mac Gold Pool 2% 10/1/2051	194,094	159,017
Freddie Mac Gold Pool 2% 11/1/2041	428,410	371,625
Freddie Mac Gold Pool 2% 11/1/2050	6,519,507	5,304,633
Freddie Mac Gold Pool 2% 11/1/2050	17,840	14,516
Freddie Mac Gold Pool 2% 11/1/2050	15,996	13,165
Freddie Mac Gold Pool 2% 11/1/2051	1,407,303	1,147,699
Freddie Mac Gold Pool 2% 11/1/2051	714,111	585,057
Freddie Mac Gold Pool 2% 11/1/2051	282,003	231,040
Freddie Mac Gold Pool 2% 11/1/2051	170,410	139,614
Freddie Mac Gold Pool 2% 11/1/2051	110,601	89,680
Freddie Mac Gold Pool 2% 11/1/2051	95,669	77,572
Freddie Mac Gold Pool 2% 11/1/2051	86,753	70,343
Freddie Mac Gold Pool 2% 11/1/2051	37,723	30,588
Freddie Mac Gold Pool 2% 12/1/2051	2,503,271	2,050,881
Freddie Mac Gold Pool 2% 12/1/2051	25,792	21,195
Freddie Mac Gold Pool 2% 12/1/2051	18,580	15,280
Freddie Mac Gold Pool 2% 2/1/2042	476,641	412,716
Freddie Mac Gold Pool 2% 2/1/2051	18,380	14,949
Freddie Mac Gold Pool 2% 2/1/2052	3,722,625	3,046,384
Freddie Mac Gold Pool 2% 2/1/2052	661,284	541,157
Freddie Mac Gold Pool 2% 2/1/2052	227,747	187,087
Freddie Mac Gold Pool 2% 3/1/2041	164,712	144,439
Freddie Mac Gold Pool 2% 3/1/2051	349,868	284,891
Freddie Mac Gold Pool 2% 3/1/2051	62,717	50,991
Freddie Mac Gold Pool 2% 3/1/2052	805,932	657,262
Freddie Mac Gold Pool 2% 4/1/2051	233,006	189,441
Freddie Mac Gold Pool 2% 4/1/2051	73,453	59,719
Freddie Mac Gold Pool 2% 4/1/2052	1,357,873	1,111,206
Freddie Mac Gold Pool 2% 5/1/2041	289,183	251,936
Freddie Mac Gold Pool 2% 5/1/2051	1,704,112	1,402,537
Freddie Mac Gold Pool 2% 5/1/2051	192,286	157,776
Freddie Mac Gold Pool 2% 5/1/2051	189,861	154,660
Freddie Mac Gold Pool 2% 5/1/2051	108,992	88,648
Freddie Mac Gold Pool 2% 5/1/2051	79,454	64,772
Freddie Mac Gold Pool 2% 6/1/2041	493,804	429,899
Freddie Mac Gold Pool 2% 6/1/2050	820,226	673,790
Freddie Mac Gold Pool 2% 6/1/2052	88,482	71,828
Freddie Mac Gold Pool 2% 7/1/2041	2,221,304	1,942,953
Freddie Mac Gold Pool 2% 7/1/2041	17,117	14,890
Freddie Mac Gold Pool 2% 7/1/2050	12,898	10,515
Freddie Mac Gold Pool 2% 7/1/2051	107,372	88,035
Freddie Mac Gold Pool 2% 8/1/2051	250,021	203,587
Freddie Mac Gold Pool 2% 8/1/2051	33,790	27,430
Freddie Mac Gold Pool 2% 8/1/2052	131,531	106,651
Freddie Mac Gold Pool 2% 9/1/2050	1,973,377	1,606,882
Freddie Mac Gold Pool 2% 9/1/2050	219,087	178,398
Freddie Mac Gold Pool 2% 9/1/2050	22,496	18,318
Freddie Mac Gold Pool 2% 9/1/2051	1,712,356	1,407,716
Freddie Mac Gold Pool 2.5% 1/1/2033	9,995	9,612
Freddie Mac Gold Pool 2.5% 1/1/2041	406,584	365,359
Freddie Mac Gold Pool 2.5% 1/1/2042	936,957	835,712
Freddie Mac Gold Pool 2.5% 1/1/2052	1,866,491	1,594,108
Freddie Mac Gold Pool 2.5% 1/1/2052	799,406	683,995
Freddie Mac Gold Pool 2.5% 10/1/2040	305,672	275,410
Freddie Mac Gold Pool 2.5% 10/1/2041	457,784	409,065
Freddie Mac Gold Pool 2.5% 10/1/2051	491,183	419,810
Freddie Mac Gold Pool 2.5% 11/1/2031	171,978	166,085
Freddie Mac Gold Pool 2.5% 11/1/2041	4,091,590	3,670,053
Freddie Mac Gold Pool 2.5% 11/1/2041	175,743	157,410
Freddie Mac Gold Pool 2.5% 11/1/2041	118,108	106,022
Freddie Mac Gold Pool 2.5% 11/1/2049	28,634	24,446
Freddie Mac Gold Pool 2.5% 11/1/2050	4,248,167	3,648,133
Freddie Mac Gold Pool 2.5% 11/1/2050	1,998,241	1,722,868
Freddie Mac Gold Pool 2.5% 11/1/2051	323,474	278,492
Freddie Mac Gold Pool 2.5% 12/1/2050	234,638	202,157
Freddie Mac Gold Pool 2.5% 12/1/2051	1,731,678	1,480,052
Freddie Mac Gold Pool 2.5% 12/1/2051	178,747	153,723
Freddie Mac Gold Pool 2.5% 2/1/2042	771,839	691,921
Freddie Mac Gold Pool 2.5% 2/1/2051	973,896	839,077
Freddie Mac Gold Pool 2.5% 2/1/2051	590,625	503,510
Freddie Mac Gold Pool 2.5% 3/1/2050	389,858	332,843
Freddie Mac Gold Pool 2.5% 3/1/2051	500,624	426,784
Freddie Mac Gold Pool 2.5% 4/1/2042	112,602	100,566
Freddie Mac Gold Pool 2.5% 4/1/2052	936,467	804,488
Freddie Mac Gold Pool 2.5% 5/1/2041	1,650,913	1,489,470
Freddie Mac Gold Pool 2.5% 5/1/2051	936,944	805,484
Freddie Mac Gold Pool 2.5% 5/1/2051	337,363	290,450
Freddie Mac Gold Pool 2.5% 6/1/2041	134,297	120,642
Freddie Mac Gold Pool 2.5% 7/1/2032	241,682	232,872
Freddie Mac Gold Pool 2.5% 8/1/2041	706,220	631,386
Freddie Mac Gold Pool 2.5% 8/1/2041	97,200	87,363
Freddie Mac Gold Pool 2.5% 8/1/2050	4,110,286	3,528,442
Freddie Mac Gold Pool 2.5% 8/1/2050	993,614	856,065
Freddie Mac Gold Pool 2.5% 9/1/2039	6,166	5,609
Freddie Mac Gold Pool 2.5% 9/1/2041	214,838	192,906
Freddie Mac Gold Pool 3% 1/1/2033	42,625	41,438
Freddie Mac Gold Pool 3% 1/1/2034	81,352	79,034
Freddie Mac Gold Pool 3% 1/1/2043	105,682	97,800
Freddie Mac Gold Pool 3% 1/1/2052	1,313,201	1,165,755
Freddie Mac Gold Pool 3% 1/1/2052	595,640	528,575
Freddie Mac Gold Pool 3% 1/1/2052	323,101	286,722
Freddie Mac Gold Pool 3% 10/1/2049	291,051	259,349
Freddie Mac Gold Pool 3% 11/1/2042	125,701	117,496
Freddie Mac Gold Pool 3% 11/1/2042	31,460	29,107
Freddie Mac Gold Pool 3% 11/1/2042	9,286	8,624
Freddie Mac Gold Pool 3% 11/1/2050	151,137	134,250
Freddie Mac Gold Pool 3% 11/1/2051	322,253	285,970
Freddie Mac Gold Pool 3% 12/1/2030	37,285	36,508
Freddie Mac Gold Pool 3% 12/1/2032	96,965	94,513
Freddie Mac Gold Pool 3% 12/1/2044	25,258	22,942
Freddie Mac Gold Pool 3% 12/1/2046	2,127,891	1,929,155
Freddie Mac Gold Pool 3% 12/1/2049	42,686	38,023
Freddie Mac Gold Pool 3% 12/1/2050	787,986	699,942
Freddie Mac Gold Pool 3% 2/1/2033	35,392	34,674
Freddie Mac Gold Pool 3% 2/1/2043	294,194	272,818
Freddie Mac Gold Pool 3% 2/1/2043	57,912	53,802
Freddie Mac Gold Pool 3% 2/1/2043	48,833	45,107
Freddie Mac Gold Pool 3% 2/1/2043	27,586	25,551
Freddie Mac Gold Pool 3% 2/1/2043	20,400	18,879
Freddie Mac Gold Pool 3% 2/1/2043	15,870	14,635
Freddie Mac Gold Pool 3% 3/1/2033	80,544	78,426
Freddie Mac Gold Pool 3% 3/1/2050	528,137	470,447
Freddie Mac Gold Pool 3% 3/1/2052	881,084	781,881
Freddie Mac Gold Pool 3% 3/1/2052	164,008	145,593
Freddie Mac Gold Pool 3% 4/1/2032	14,503	14,187
Freddie Mac Gold Pool 3% 4/1/2032	5,066	4,957
Freddie Mac Gold Pool 3% 4/1/2033	37,969	36,961
Freddie Mac Gold Pool 3% 4/1/2034	198,006	191,851
Freddie Mac Gold Pool 3% 4/1/2046	37,733	34,291
Freddie Mac Gold Pool 3% 4/1/2046	31,271	28,418
Freddie Mac Gold Pool 3% 4/1/2050	532,258	473,785
Freddie Mac Gold Pool 3% 4/1/2050	519,934	465,090
Freddie Mac Gold Pool 3% 4/1/2051	552,959	486,337
Freddie Mac Gold Pool 3% 4/1/2052	1,468,957	1,317,220
Freddie Mac Gold Pool 3% 5/1/2045	31,968	29,163
Freddie Mac Gold Pool 3% 5/1/2045	20,458	18,683
Freddie Mac Gold Pool 3% 5/1/2045	18,400	16,801
Freddie Mac Gold Pool 3% 5/1/2045	15,669	14,294
Freddie Mac Gold Pool 3% 5/1/2046	564,701	513,196
Freddie Mac Gold Pool 3% 5/1/2046	90,372	82,130
Freddie Mac Gold Pool 3% 5/1/2051	387,271	343,879
Freddie Mac Gold Pool 3% 5/1/2051	89,767	79,709
Freddie Mac Gold Pool 3% 5/1/2052	1,316,263	1,170,118
Freddie Mac Gold Pool 3% 6/1/2031	36,408	35,644
Freddie Mac Gold Pool 3% 6/1/2031	16,290	15,948
Freddie Mac Gold Pool 3% 6/1/2031	9,683	9,470
Freddie Mac Gold Pool 3% 6/1/2031	8,171	8,010
Freddie Mac Gold Pool 3% 6/1/2031	7,437	7,273
Freddie Mac Gold Pool 3% 6/1/2031	5,746	5,618
Freddie Mac Gold Pool 3% 6/1/2031	5,155	5,053
Freddie Mac Gold Pool 3% 6/1/2045	67,043	61,439
Freddie Mac Gold Pool 3% 6/1/2045	25,110	23,016
Freddie Mac Gold Pool 3% 6/1/2045	9,963	9,133
Freddie Mac Gold Pool 3% 6/1/2046	560,102	509,016
Freddie Mac Gold Pool 3% 6/1/2050	1,814,913	1,627,440
Freddie Mac Gold Pool 3% 6/1/2052	530,837	471,235
Freddie Mac Gold Pool 3% 7/1/2032	18,831	18,378
Freddie Mac Gold Pool 3% 7/1/2045	46,632	42,581
Freddie Mac Gold Pool 3% 7/1/2045	19,659	18,313
Freddie Mac Gold Pool 3% 8/1/2032	22,088	21,568
Freddie Mac Gold Pool 3% 8/1/2032	15,315	14,946
Freddie Mac Gold Pool 3% 8/1/2042	12,923	11,984
Freddie Mac Gold Pool 3% 8/1/2042	9,946	9,193
Freddie Mac Gold Pool 3% 8/1/2045	33,472	30,530
Freddie Mac Gold Pool 3% 8/1/2045	30,748	28,045
Freddie Mac Gold Pool 3% 8/1/2045	29,772	27,369
Freddie Mac Gold Pool 3% 8/1/2045	18,476	16,948
Freddie Mac Gold Pool 3% 8/1/2045	12,737	11,681
Freddie Mac Gold Pool 3% 8/1/2049	3,345	2,980
Freddie Mac Gold Pool 3% 9/1/2049	9,721	8,735
Freddie Mac Gold Pool 3% 9/1/2050	10,452	9,288
Freddie Mac Gold Pool 3% 9/1/2051	287,936	255,314
Freddie Mac Gold Pool 3.5% 1/1/2043	15,553	14,692
Freddie Mac Gold Pool 3.5% 1/1/2046	33,172	31,061
Freddie Mac Gold Pool 3.5% 1/1/2048	4,285	4,018
Freddie Mac Gold Pool 3.5% 10/1/2040	19,691	18,560
Freddie Mac Gold Pool 3.5% 10/1/2042	117,367	111,499
Freddie Mac Gold Pool 3.5% 10/1/2047	11,479	10,763
Freddie Mac Gold Pool 3.5% 10/1/2049	1,903,654	1,769,526
Freddie Mac Gold Pool 3.5% 11/1/2033	19,863	19,460
Freddie Mac Gold Pool 3.5% 11/1/2040	41,131	38,770
Freddie Mac Gold Pool 3.5% 11/1/2046	6,263	5,859
Freddie Mac Gold Pool 3.5% 11/1/2047	78,106	73,237
Freddie Mac Gold Pool 3.5% 11/1/2047	13,498	12,627
Freddie Mac Gold Pool 3.5% 12/1/2033	169,610	166,446
Freddie Mac Gold Pool 3.5% 12/1/2040	39,753	37,472
Freddie Mac Gold Pool 3.5% 12/1/2047	17,696	16,593
Freddie Mac Gold Pool 3.5% 12/1/2052	621,311	569,185
Freddie Mac Gold Pool 3.5% 2/1/2034	4,490,638	4,408,947
Freddie Mac Gold Pool 3.5% 2/1/2034	224,925	219,628
Freddie Mac Gold Pool 3.5% 2/1/2043	346,805	329,282
Freddie Mac Gold Pool 3.5% 2/1/2043	102,606	97,646
Freddie Mac Gold Pool 3.5% 2/1/2043	38,285	36,570
Freddie Mac Gold Pool 3.5% 2/1/2052	198,632	183,333
Freddie Mac Gold Pool 3.5% 3/1/2032	424,841	418,442
Freddie Mac Gold Pool 3.5% 3/1/2045	57,494	54,161
Freddie Mac Gold Pool 3.5% 3/1/2045	14,645	13,822
Freddie Mac Gold Pool 3.5% 3/1/2045	13,386	12,632
Freddie Mac Gold Pool 3.5% 3/1/2045	9,298	8,816
Freddie Mac Gold Pool 3.5% 3/1/2052 (i)	3,235,940	2,984,684
Freddie Mac Gold Pool 3.5% 3/1/2052	864,626	797,518
Freddie Mac Gold Pool 3.5% 3/1/2052	798,023	734,564
Freddie Mac Gold Pool 3.5% 4/1/2040	48,756	46,574
Freddie Mac Gold Pool 3.5% 4/1/2042	42,878	40,835
Freddie Mac Gold Pool 3.5% 4/1/2043	776,861	736,952
Freddie Mac Gold Pool 3.5% 4/1/2043	168,423	159,825
Freddie Mac Gold Pool 3.5% 4/1/2043	79,862	75,860
Freddie Mac Gold Pool 3.5% 4/1/2046	458,685	430,066
Freddie Mac Gold Pool 3.5% 4/1/2046	252,464	236,553
Freddie Mac Gold Pool 3.5% 5/1/2034	197,426	193,506
Freddie Mac Gold Pool 3.5% 5/1/2040	95,556	91,338
Freddie Mac Gold Pool 3.5% 5/1/2045	635,160	597,735
Freddie Mac Gold Pool 3.5% 5/1/2045	12,938	12,172
Freddie Mac Gold Pool 3.5% 5/1/2045	8,238	7,725
Freddie Mac Gold Pool 3.5% 5/1/2045	6,931	6,526
Freddie Mac Gold Pool 3.5% 5/1/2046	408,362	383,138
Freddie Mac Gold Pool 3.5% 6/1/2032	2,018,848	1,987,404
Freddie Mac Gold Pool 3.5% 6/1/2040	82,688	79,149
Freddie Mac Gold Pool 3.5% 6/1/2045	764,410	719,898
Freddie Mac Gold Pool 3.5% 6/1/2045	124,237	117,285
Freddie Mac Gold Pool 3.5% 6/1/2045	15,394	14,529
Freddie Mac Gold Pool 3.5% 6/1/2048	12,310	11,458
Freddie Mac Gold Pool 3.5% 7/1/2040	7,837	7,478
Freddie Mac Gold Pool 3.5% 7/1/2042	316,028	300,091
Freddie Mac Gold Pool 3.5% 7/1/2042	58,604	55,772
Freddie Mac Gold Pool 3.5% 7/1/2047	190,110	178,497
Freddie Mac Gold Pool 3.5% 7/1/2051	1,094,627	1,008,266
Freddie Mac Gold Pool 3.5% 8/1/2034	332,795	325,462
Freddie Mac Gold Pool 3.5% 8/1/2040	53,588	51,185
Freddie Mac Gold Pool 3.5% 8/1/2042	22,369	21,241
Freddie Mac Gold Pool 3.5% 8/1/2043	9,862	9,356
Freddie Mac Gold Pool 3.5% 8/1/2047	292,621	274,747
Freddie Mac Gold Pool 3.5% 8/1/2047	33,853	31,785
Freddie Mac Gold Pool 3.5% 8/1/2047	23,060	21,651
Freddie Mac Gold Pool 3.5% 9/1/2040	42,826	40,154
Freddie Mac Gold Pool 3.5% 9/1/2042	488,704	463,802
Freddie Mac Gold Pool 3.5% 9/1/2042	400,109	379,645
Freddie Mac Gold Pool 3.5% 9/1/2042	7,760	7,362
Freddie Mac Gold Pool 3.5% 9/1/2046	174,688	164,301
Freddie Mac Gold Pool 3.5% 9/1/2047	5,966	5,602
Freddie Mac Gold Pool 3.5% 9/1/2047	5,571	5,231
Freddie Mac Gold Pool 4% 1/1/2041	476,779	466,610
Freddie Mac Gold Pool 4% 1/1/2043	8,820	8,584
Freddie Mac Gold Pool 4% 1/1/2044	17,760	17,241
Freddie Mac Gold Pool 4% 10/1/2042	11,175	10,902
Freddie Mac Gold Pool 4% 10/1/2042	6,690	6,570
Freddie Mac Gold Pool 4% 10/1/2042	4,640	4,514
Freddie Mac Gold Pool 4% 10/1/2043	45,364	44,139
Freddie Mac Gold Pool 4% 10/1/2043	23,037	22,365
Freddie Mac Gold Pool 4% 10/1/2043	13,651	13,254
Freddie Mac Gold Pool 4% 10/1/2043	11,149	10,866
Freddie Mac Gold Pool 4% 10/1/2052	402,423	384,405
Freddie Mac Gold Pool 4% 11/1/2041	2,811	2,747
Freddie Mac Gold Pool 4% 11/1/2042	1,263,519	1,235,107
Freddie Mac Gold Pool 4% 11/1/2042	39,193	38,239
Freddie Mac Gold Pool 4% 11/1/2042	33,816	32,945
Freddie Mac Gold Pool 4% 11/1/2042	24,391	23,797
Freddie Mac Gold Pool 4% 11/1/2042	15,057	14,658
Freddie Mac Gold Pool 4% 11/1/2042	1,456	1,438
Freddie Mac Gold Pool 4% 11/1/2043	212,618	207,185
Freddie Mac Gold Pool 4% 11/1/2051	16,649	15,971
Freddie Mac Gold Pool 4% 12/1/2042	25,102	24,455
Freddie Mac Gold Pool 4% 12/1/2042	11,075	10,832
Freddie Mac Gold Pool 4% 2/1/2043	36,617	35,668
Freddie Mac Gold Pool 4% 2/1/2043	24,194	23,550
Freddie Mac Gold Pool 4% 2/1/2043	23,545	22,921
Freddie Mac Gold Pool 4% 2/1/2043	10,412	10,124
Freddie Mac Gold Pool 4% 2/1/2044	14,165	13,741
Freddie Mac Gold Pool 4% 2/1/2045	316,631	307,554
Freddie Mac Gold Pool 4% 2/1/2048	28,506	27,416
Freddie Mac Gold Pool 4% 3/1/2043	15,336	14,985
Freddie Mac Gold Pool 4% 4/1/2042	943,721	921,052
Freddie Mac Gold Pool 4% 4/1/2042	521,952	509,888
Freddie Mac Gold Pool 4% 4/1/2043	16,842	16,423
Freddie Mac Gold Pool 4% 4/1/2043	8,909	8,748
Freddie Mac Gold Pool 4% 4/1/2046	110,043	106,247
Freddie Mac Gold Pool 4% 4/1/2052	18,237	17,483
Freddie Mac Gold Pool 4% 5/1/2037	1,286,216	1,272,322
Freddie Mac Gold Pool 4% 5/1/2043	20,647	20,079
Freddie Mac Gold Pool 4% 5/1/2043	15,123	14,694
Freddie Mac Gold Pool 4% 5/1/2043	8,346	8,109
Freddie Mac Gold Pool 4% 5/1/2043	3,960	3,852
Freddie Mac Gold Pool 4% 5/1/2048	758,477	727,598
Freddie Mac Gold Pool 4% 5/1/2048	510,060	489,915
Freddie Mac Gold Pool 4% 6/1/2043	23,299	22,776
Freddie Mac Gold Pool 4% 6/1/2043	16,091	15,640
Freddie Mac Gold Pool 4% 7/1/2043	43,347	42,151
Freddie Mac Gold Pool 4% 7/1/2043	39,125	38,139
Freddie Mac Gold Pool 4% 7/1/2043	21,512	20,966
Freddie Mac Gold Pool 4% 7/1/2043	15,125	14,697
Freddie Mac Gold Pool 4% 7/1/2043	13,121	12,746
Freddie Mac Gold Pool 4% 7/1/2043	10,323	10,027
Freddie Mac Gold Pool 4% 7/1/2043	5,785	5,621
Freddie Mac Gold Pool 4% 8/1/2043	23,415	22,766
Freddie Mac Gold Pool 4% 8/1/2043	22,727	22,211
Freddie Mac Gold Pool 4% 8/1/2043	16,561	16,203
Freddie Mac Gold Pool 4% 8/1/2043	7,583	7,366
Freddie Mac Gold Pool 4% 8/1/2044	8,799	8,543
Freddie Mac Gold Pool 4% 8/1/2044	6,106	5,958
Freddie Mac Gold Pool 4% 8/1/2052	17,023	16,319
Freddie Mac Gold Pool 4% 9/1/2041	38,969	38,095
Freddie Mac Gold Pool 4% 9/1/2042	24,765	24,239
Freddie Mac Gold Pool 4% 9/1/2043	36,569	35,617
Freddie Mac Gold Pool 4% 9/1/2043	34,128	33,220
Freddie Mac Gold Pool 4% 9/1/2043	28,669	27,869
Freddie Mac Gold Pool 4% 9/1/2043	28,430	27,691
Freddie Mac Gold Pool 4% 9/1/2043	24,261	23,566
Freddie Mac Gold Pool 4% 9/1/2043	24,013	23,386
Freddie Mac Gold Pool 4% 9/1/2043	11,039	10,716
Freddie Mac Gold Pool 4% 9/1/2043	4,777	4,664
Freddie Mac Gold Pool 4% 9/1/2051	14,681	14,087
Freddie Mac Gold Pool 4.5% 1/1/2041	14,827	14,878
Freddie Mac Gold Pool 4.5% 1/1/2042	583,094	584,752
Freddie Mac Gold Pool 4.5% 1/1/2047	18,168	18,009
Freddie Mac Gold Pool 4.5% 1/1/2053	208,398	203,052
Freddie Mac Gold Pool 4.5% 10/1/2041	166,423	166,794
Freddie Mac Gold Pool 4.5% 10/1/2041	8,249	8,278
Freddie Mac Gold Pool 4.5% 10/1/2048	1,107,551	1,097,832
Freddie Mac Gold Pool 4.5% 10/1/2048	56,077	55,357
Freddie Mac Gold Pool 4.5% 10/1/2052	713,337	695,039
Freddie Mac Gold Pool 4.5% 12/1/2040	41,028	41,155
Freddie Mac Gold Pool 4.5% 12/1/2045	44,267	44,416
Freddie Mac Gold Pool 4.5% 12/1/2046	15,067	14,934
Freddie Mac Gold Pool 4.5% 12/1/2047	326,251	323,184
Freddie Mac Gold Pool 4.5% 12/1/2052	850,042	828,237
Freddie Mac Gold Pool 4.5% 2/1/2041	28,179	28,259
Freddie Mac Gold Pool 4.5% 2/1/2041	28,156	28,234
Freddie Mac Gold Pool 4.5% 2/1/2041	21,129	21,171
Freddie Mac Gold Pool 4.5% 2/1/2041	20,407	20,470
Freddie Mac Gold Pool 4.5% 2/1/2041	17,274	17,331
Freddie Mac Gold Pool 4.5% 2/1/2041	11,999	12,026
Freddie Mac Gold Pool 4.5% 2/1/2044	105,371	105,370
Freddie Mac Gold Pool 4.5% 2/1/2047	69,641	69,030
Freddie Mac Gold Pool 4.5% 3/1/2041	111,069	111,382
Freddie Mac Gold Pool 4.5% 3/1/2041	26,975	27,052
Freddie Mac Gold Pool 4.5% 3/1/2041	15,607	15,650
Freddie Mac Gold Pool 4.5% 3/1/2044	105,435	105,455
Freddie Mac Gold Pool 4.5% 3/1/2044	95,014	95,030
Freddie Mac Gold Pool 4.5% 3/1/2044	64,181	64,175
Freddie Mac Gold Pool 4.5% 3/1/2044	38,875	38,865
Freddie Mac Gold Pool 4.5% 4/1/2035	1,091	1,096
Freddie Mac Gold Pool 4.5% 4/1/2041	181,368	181,865
Freddie Mac Gold Pool 4.5% 4/1/2041	28,701	28,757
Freddie Mac Gold Pool 4.5% 4/1/2041	28,078	28,146
Freddie Mac Gold Pool 4.5% 4/1/2048	150,473	148,965
Freddie Mac Gold Pool 4.5% 4/1/2048	59,704	59,105
Freddie Mac Gold Pool 4.5% 4/1/2048	58,418	57,833
Freddie Mac Gold Pool 4.5% 5/1/2039	87,137	87,446
Freddie Mac Gold Pool 4.5% 5/1/2041	30,594	30,664
Freddie Mac Gold Pool 4.5% 5/1/2041	30,003	30,060
Freddie Mac Gold Pool 4.5% 5/1/2041	4,414	4,424
Freddie Mac Gold Pool 4.5% 5/1/2047	182,235	180,635
Freddie Mac Gold Pool 4.5% 5/1/2047	135,352	134,164
Freddie Mac Gold Pool 4.5% 5/1/2047	60,985	60,450
Freddie Mac Gold Pool 4.5% 5/1/2048	118,863	117,671
Freddie Mac Gold Pool 4.5% 6/1/2035	509	511
Freddie Mac Gold Pool 4.5% 6/1/2041	31,980	32,083
Freddie Mac Gold Pool 4.5% 6/1/2041	23,265	23,317
Freddie Mac Gold Pool 4.5% 6/1/2041	19,731	19,795
Freddie Mac Gold Pool 4.5% 6/1/2041	9,429	9,468
Freddie Mac Gold Pool 4.5% 6/1/2047	263,959	261,560
Freddie Mac Gold Pool 4.5% 6/1/2047	78,842	78,298
Freddie Mac Gold Pool 4.5% 7/1/2047	143,529	142,539
Freddie Mac Gold Pool 4.5% 7/1/2047	107,542	106,565
Freddie Mac Gold Pool 4.5% 7/1/2047	63,273	62,836
Freddie Mac Gold Pool 4.5% 8/1/2040	4,668	4,683
Freddie Mac Gold Pool 4.5% 8/1/2041	56,329	56,482
Freddie Mac Gold Pool 4.5% 8/1/2041	4,237	4,249
Freddie Mac Gold Pool 4.5% 9/1/2041	430,650	431,793
Freddie Mac Gold Pool 4.5% 9/1/2041	78,216	78,433
Freddie Mac Gold Pool 4.5% 9/1/2041	9,914	9,943
Freddie Mac Gold Pool 5% 1/1/2040	54,539	55,626
Freddie Mac Gold Pool 5% 1/1/2053	909,910	912,908
Freddie Mac Gold Pool 5% 10/1/2052	970,287	974,999
Freddie Mac Gold Pool 5% 11/1/2052	1,035,459	1,043,401
Freddie Mac Gold Pool 5% 11/1/2053	633,223	638,277
Freddie Mac Gold Pool 5% 12/1/2052	1,100,661	1,105,663
Freddie Mac Gold Pool 5% 12/1/2052	1,002,896	1,006,200
Freddie Mac Gold Pool 5% 12/1/2052	266,194	267,071
Freddie Mac Gold Pool 5% 4/1/2040	105,857	108,011
Freddie Mac Gold Pool 5% 4/1/2054	75,367	75,922
Freddie Mac Gold Pool 5% 5/1/2040	10,174	10,376
Freddie Mac Gold Pool 5% 6/1/2040	36,723	37,466
Freddie Mac Gold Pool 5% 6/1/2041	175,221	178,810
Freddie Mac Gold Pool 5% 6/1/2052	772,634	778,801
Freddie Mac Gold Pool 5% 7/1/2040	12,042	12,277
Freddie Mac Gold Pool 5% 8/1/2040	51,793	52,815
Freddie Mac Gold Pool 5.5% 1/1/2055	1,849,382	1,883,990
Freddie Mac Gold Pool 5.5% 10/1/2054	705,018	718,211
Freddie Mac Gold Pool 5.5% 11/1/2054	620,295	634,810
Freddie Mac Gold Pool 5.5% 2/1/2054	258,531	261,511
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)(j)	3,181,264	3,259,684
Freddie Mac Gold Pool 6% 11/1/2053	331,856	342,337
Freddie Mac Gold Pool 6% 12/1/2052	190,890	197,635
Freddie Mac Gold Pool 6% 2/1/2055	568,607	590,830
Freddie Mac Gold Pool 6% 4/1/2032	54,505	56,533
Freddie Mac Gold Pool 6% 4/1/2054	2,086,071	2,163,039
Freddie Mac Gold Pool 6% 5/1/2033	17,938	18,541
Freddie Mac Gold Pool 6% 5/1/2054	1,551,200	1,611,826
Freddie Mac Gold Pool 6% 7/1/2037	3,046	3,216
Freddie Mac Gold Pool 6% 7/1/2039	1,936,354	2,000,210
Freddie Mac Gold Pool 6% 8/1/2037	31,424	33,103
Freddie Mac Gold Pool 6.5% 1/1/2054	1,781,684	1,866,198
Freddie Mac Gold Pool 6.5% 1/1/2054	470,370	493,358
Freddie Mac Gold Pool 6.5% 10/1/2053	1,196,907	1,253,682
Freddie Mac Gold Pool 6.5% 12/1/2053	176,948	185,809
Freddie Mac Gold Pool 6.5% 6/1/2054	1,821,907	1,914,023
Freddie Mac Gold Pool 6.5% 6/1/2054	381,302	401,444
Freddie Mac Gold Pool 6.5% 9/1/2053	271,298	285,015
Freddie Mac Gold Pool 6.5% 9/1/2054	6,829,547	7,200,994
Freddie Mac Gold Pool 6.5% 9/1/2054	453,922	477,901
Freddie Mac Gold Pool 7.5% 1/1/2027	58	59
Freddie Mac Gold Pool 7.5% 10/1/2027	13	13
Freddie Mac Gold Pool 7.5% 11/1/2029	1,071	1,119
Freddie Mac Gold Pool 7.5% 11/1/2031	101	107
Freddie Mac Gold Pool 7.5% 2/1/2028	50	51
Freddie Mac Gold Pool 7.5% 7/1/2031	138	145
Freddie Mac Gold Pool 7.5% 8/1/2026	9	8
Freddie Mac Gold Pool 7.5% 9/1/2031	2,184	2,311
Freddie Mac Gold Pool 8% 4/1/2027	70	71
Freddie Mac Gold Pool 8% 5/1/2027	28	29
Freddie Mac Gold Pool 8.5% 1/1/2028	74	76
Freddie Mac Gold Pool 8.5% 5/1/2027	12	12
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	743,328	770,116
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	388,335	408,394
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	349,776	368,089
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	111,750	118,089
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.224% 3/1/2036 (c)(d)	16,718	17,017
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.716% 9/1/2041 (c)(d)	12,346	12,880
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	1,599	1,669
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	6,388	6,665
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	22,183	23,158
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	15,810	16,512
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (c)(d)	23,118	24,144
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	222	227
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (c)(d)	1,206	1,249
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (c)(d)	1,786	1,823
Freddie Mac Non Gold Pool 5% 8/1/2053	519,156	519,082
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,957,600	1,997,291
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,676,296	1,710,283
Freddie Mac Non Gold Pool 5.5% 8/1/2053	644,044	657,102
Freddie Mac Non Gold Pool 5.5% 8/1/2053	635,445	647,733
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.305% 4/1/2035 (c)(d)	13,694	13,939
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	156	163
Freddie Mac Non Gold Pool 6% 6/1/2053	730,427	753,953
Freddie Mac Non Gold Pool 6% 6/1/2053	721,292	746,553
Freddie Mac Non Gold Pool 6% 6/1/2054	2,955,223	3,056,871
Freddie Mac Non Gold Pool 6% 7/1/2053	254,535	263,449
Freddie Mac Non Gold Pool 6% 9/1/2053	739,329	762,680
Freddie Mac Non Gold Pool 6.5% 1/1/2055	837,349	883,479
Freddie Mac Non Gold Pool 6.5% 1/1/2055	636,484	666,974
Freddie Mac Non Gold Pool 6.5% 11/1/2054	371,052	391,262
Freddie Mac Non Gold Pool 6.5% 2/1/2055	960,715	1,013,642
Ginnie Mae I Pool 2.5% 1/20/2052	868,368	741,422
Ginnie Mae I Pool 2.5% 12/20/2051	1,353,844	1,155,504
Ginnie Mae I Pool 2.5% 12/20/2051	889,550	759,230
Ginnie Mae I Pool 2.5% 12/20/2051	716,996	612,179
Ginnie Mae I Pool 2.5% 8/20/2051	5,020,550	4,286,600
Ginnie Mae I Pool 2.5% 8/20/2051	1,314,230	1,122,104
Ginnie Mae I Pool 2.5% 8/20/2051	754,862	644,510
Ginnie Mae I Pool 2.5% 9/20/2051	2,225,361	1,900,037
Ginnie Mae I Pool 2.5% 9/20/2051	1,298,068	1,108,305
Ginnie Mae I Pool 3% 1/15/2045	4,372	3,975
Ginnie Mae I Pool 3% 1/15/2045	3,891	3,544
Ginnie Mae I Pool 3% 12/20/2042	1,122,093	1,032,152
Ginnie Mae I Pool 3% 2/15/2045	11,793	10,721
Ginnie Mae I Pool 3% 2/15/2045	5,319	4,832
Ginnie Mae I Pool 3% 3/15/2045	18,530	16,817
Ginnie Mae I Pool 3% 3/15/2045	14,364	13,022
Ginnie Mae I Pool 3% 3/15/2045	13,172	11,995
Ginnie Mae I Pool 3% 3/15/2045	11,058	10,039
Ginnie Mae I Pool 3% 3/15/2045	10,150	9,256
Ginnie Mae I Pool 3% 3/15/2045	9,590	8,712
Ginnie Mae I Pool 3% 3/15/2045	5,295	4,815
Ginnie Mae I Pool 3% 3/15/2045	4,286	3,887
Ginnie Mae I Pool 3% 3/15/2045	3,778	3,446
Ginnie Mae I Pool 3% 3/15/2045	3,482	3,219
Ginnie Mae I Pool 3% 3/20/2043	728,853	670,734
Ginnie Mae I Pool 3% 3/20/2043	299,613	275,924
Ginnie Mae I Pool 3% 5/15/2045	10,435	9,476
Ginnie Mae I Pool 3% 6/15/2045	7,506	6,862
Ginnie Mae I Pool 3% 7/15/2045	11,671	10,553
Ginnie Mae I Pool 3% 7/15/2045	8,763	7,926
Ginnie Mae I Pool 3% 7/15/2045	8,269	7,494
Ginnie Mae I Pool 3% 7/15/2045	5,189	4,695
Ginnie Mae I Pool 3% 7/15/2045	4,493	4,063
Ginnie Mae I Pool 3.5% 1/15/2041	52,003	49,331
Ginnie Mae I Pool 3.5% 1/20/2050	345,405	316,798
Ginnie Mae I Pool 3.5% 1/20/2050	176,236	162,081
Ginnie Mae I Pool 3.5% 1/20/2050	171,747	157,952
Ginnie Mae I Pool 3.5% 1/20/2050	49,306	45,219
Ginnie Mae I Pool 3.5% 10/20/2052	475,479	435,244
Ginnie Mae I Pool 3.5% 11/15/2042	192,443	181,432
Ginnie Mae I Pool 3.5% 12/20/2049	43,718	40,193
Ginnie Mae I Pool 3.5% 12/20/2049	19,949	18,296
Ginnie Mae I Pool 3.5% 12/20/2049	15,478	14,235
Ginnie Mae I Pool 3.5% 12/20/2049	4,626	4,244
Ginnie Mae I Pool 3.5% 2/15/2041	93,949	88,820
Ginnie Mae I Pool 3.5% 2/15/2042	85,573	80,737
Ginnie Mae I Pool 3.5% 3/15/2043	93,370	87,588
Ginnie Mae I Pool 3.5% 5/15/2042	207,314	195,895
Ginnie Mae I Pool 3.5% 5/15/2042	151,339	142,967
Ginnie Mae I Pool 3.5% 5/15/2042	60,679	57,165
Ginnie Mae I Pool 3.5% 7/15/2043	137,450	128,819
Ginnie Mae I Pool 3.5% 7/20/2052	2,464,160	2,257,953
Ginnie Mae I Pool 3.5% 8/15/2042	104,602	98,715
Ginnie Mae I Pool 3.5% 8/20/2052	1,507,429	1,381,284
Ginnie Mae I Pool 3.5% 9/20/2052	3,680,900	3,369,423
Ginnie Mae I Pool 4% 1/15/2042	4,473	4,333
Ginnie Mae I Pool 4% 1/15/2043	21,922	21,200
Ginnie Mae I Pool 4% 10/15/2040	21,608	20,992
Ginnie Mae I Pool 4% 10/15/2041	188,004	182,126
Ginnie Mae I Pool 4% 10/15/2041	163,950	159,003
Ginnie Mae I Pool 4% 10/15/2041	146,843	142,184
Ginnie Mae I Pool 4% 10/15/2041	90,810	88,098
Ginnie Mae I Pool 4% 10/15/2041	42,320	41,108
Ginnie Mae I Pool 4% 10/15/2041	26,726	25,906
Ginnie Mae I Pool 4% 10/15/2041	22,259	21,597
Ginnie Mae I Pool 4% 10/15/2041	20,562	19,965
Ginnie Mae I Pool 4% 10/15/2041	19,964	19,371
Ginnie Mae I Pool 4% 10/15/2041	12,036	11,675
Ginnie Mae I Pool 4% 10/15/2041	10,169	9,852
Ginnie Mae I Pool 4% 10/15/2041	9,405	9,101
Ginnie Mae I Pool 4% 10/15/2041	2,455	2,381
Ginnie Mae I Pool 4% 11/15/2040	53,345	51,702
Ginnie Mae I Pool 4% 11/15/2040	10,800	10,481
Ginnie Mae I Pool 4% 11/15/2040	6,428	6,231
Ginnie Mae I Pool 4% 11/15/2041	57,827	56,073
Ginnie Mae I Pool 4% 11/15/2042	5,471	5,293
Ginnie Mae I Pool 4% 12/15/2041	83,995	81,382
Ginnie Mae I Pool 4% 12/15/2041	47,239	45,769
Ginnie Mae I Pool 4% 12/15/2041	27,442	26,622
Ginnie Mae I Pool 4% 12/15/2041	18,444	17,864
Ginnie Mae I Pool 4% 12/15/2041	12,621	12,270
Ginnie Mae I Pool 4% 12/15/2041	2,483	2,407
Ginnie Mae I Pool 4% 12/15/2042	5,846	5,662
Ginnie Mae I Pool 4% 2/15/2040	15,155	14,719
Ginnie Mae I Pool 4% 2/15/2041	11,535	11,201
Ginnie Mae I Pool 4% 2/15/2042	7,950	7,701
Ginnie Mae I Pool 4% 3/15/2040	70,668	68,791
Ginnie Mae I Pool 4% 3/15/2041	7,568	7,349
Ginnie Mae I Pool 4% 3/15/2042	29,571	28,633
Ginnie Mae I Pool 4% 3/15/2042	11,719	11,336
Ginnie Mae I Pool 4% 4/15/2042	14,362	13,902
Ginnie Mae I Pool 4% 4/15/2043	4,195	4,066
Ginnie Mae I Pool 4% 4/15/2046	779,884	751,093
Ginnie Mae I Pool 4% 4/20/2047	290,900	276,943
Ginnie Mae I Pool 4% 4/20/2047	275,627	262,403
Ginnie Mae I Pool 4% 4/20/2048	244,512	232,704
Ginnie Mae I Pool 4% 4/20/2048	224,065	213,245
Ginnie Mae I Pool 4% 6/15/2041	9,144	8,868
Ginnie Mae I Pool 4% 7/15/2040	25,911	25,197
Ginnie Mae I Pool 4% 7/15/2041	16,389	15,890
Ginnie Mae I Pool 4% 8/15/2041	244,624	237,165
Ginnie Mae I Pool 4% 8/15/2041	23,657	22,947
Ginnie Mae I Pool 4% 8/15/2043	6,290	6,065
Ginnie Mae I Pool 4% 9/15/2040	11,379	11,053
Ginnie Mae I Pool 4% 9/15/2041	27,062	26,228
Ginnie Mae I Pool 4% 9/15/2041	22,993	22,302
Ginnie Mae I Pool 4% 9/15/2041	19,910	19,327
Ginnie Mae I Pool 4% 9/15/2041	6,170	5,976
Ginnie Mae I Pool 4% 9/15/2041	2,947	2,869
Ginnie Mae I Pool 4.5% 2/15/2040	20,937	20,896
Ginnie Mae I Pool 4.5% 3/15/2041	395,998	394,819
Ginnie Mae I Pool 4.5% 3/15/2041	314,927	314,230
Ginnie Mae I Pool 4.5% 3/15/2041	104,320	104,097
Ginnie Mae I Pool 4.5% 3/15/2041	4,725	4,715
Ginnie Mae I Pool 4.5% 4/15/2040	3,258	3,251
Ginnie Mae I Pool 4.5% 4/15/2041	42,945	42,832
Ginnie Mae I Pool 4.5% 5/15/2039	6,730	6,719
Ginnie Mae I Pool 4.5% 6/15/2040	59,666	59,538
Ginnie Mae I Pool 4.5% 6/15/2040	40,261	40,181
Ginnie Mae I Pool 4.5% 6/15/2040	29,298	29,238
Ginnie Mae I Pool 4.5% 7/15/2040	78,269	78,107
Ginnie Mae I Pool 4.5% 7/15/2040	36,557	36,481
Ginnie Mae I Pool 4.5% 7/15/2040	26,644	26,583
Ginnie Mae I Pool 4.5% 7/15/2040	4,152	4,141
Ginnie Mae I Pool 4.5% 8/15/2039	70,141	70,018
Ginnie Mae I Pool 4.5% 8/15/2040	26,028	25,972
Ginnie Mae I Pool 5% 10/15/2039	20,894	21,243
Ginnie Mae I Pool 5% 10/15/2039	9,026	9,175
Ginnie Mae I Pool 5% 11/15/2040	18,969	19,287
Ginnie Mae I Pool 5% 11/15/2040	7,671	7,803
Ginnie Mae I Pool 5% 12/15/2039	26,221	26,661
Ginnie Mae I Pool 5% 3/15/2039	12,097	12,295
Ginnie Mae I Pool 5% 4/15/2040	3,907	3,974
Ginnie Mae I Pool 5% 4/15/2041	10,020	10,192
Ginnie Mae I Pool 5% 4/15/2041	6,876	6,991
Ginnie Mae I Pool 5% 4/15/2041	3,674	3,737
Ginnie Mae I Pool 5% 4/20/2048	635,867	648,699
Ginnie Mae I Pool 5% 6/15/2040	14,107	14,344
Ginnie Mae I Pool 5% 7/15/2040	23,342	23,734
Ginnie Mae I Pool 5% 7/15/2040	17,121	17,409
Ginnie Mae I Pool 5% 7/15/2040	14,318	14,560
Ginnie Mae I Pool 5% 8/15/2039	19,700	20,027
Ginnie Mae I Pool 5% 8/15/2039	2,044	2,078
Ginnie Mae I Pool 5% 8/15/2040	41,227	41,920
Ginnie Mae I Pool 5% 8/15/2040	34,093	34,668
Ginnie Mae I Pool 5% 9/15/2039	16,050	16,317
Ginnie Mae I Pool 5% 9/15/2040	22,829	23,212
Ginnie Mae I Pool 5% 9/15/2040	15,215	15,472
Ginnie Mae I Pool 6.5% 11/15/2035	4,458	4,660
Ginnie Mae I Pool 6.5% 4/15/2035	5,759	6,007
Ginnie Mae I Pool 6.5% 9/15/2035	12,985	13,513
Ginnie Mae I Pool 7% 1/15/2028	751	761
Ginnie Mae I Pool 7% 1/15/2028	39	40
Ginnie Mae I Pool 7% 10/15/2028	168	171
Ginnie Mae I Pool 7% 10/15/2028	19	19
Ginnie Mae I Pool 7% 10/15/2031	3,435	3,545
Ginnie Mae I Pool 7% 12/15/2028	227	230
Ginnie Mae I Pool 7% 12/15/2030	5,401	5,569
Ginnie Mae I Pool 7% 2/15/2028	3,095	3,135
Ginnie Mae I Pool 7% 2/15/2028	56	57
Ginnie Mae I Pool 7% 2/15/2031	264	273
Ginnie Mae I Pool 7% 2/15/2032	11,611	12,000
Ginnie Mae I Pool 7% 2/15/2032	343	355
Ginnie Mae I Pool 7% 3/15/2028	190	192
Ginnie Mae I Pool 7% 3/15/2029	1,534	1,567
Ginnie Mae I Pool 7% 3/15/2032	6,142	6,326
Ginnie Mae I Pool 7% 3/15/2032	4,139	4,263
Ginnie Mae I Pool 7% 3/15/2032	60	63
Ginnie Mae I Pool 7% 4/15/2028	461	467
Ginnie Mae I Pool 7% 4/15/2028	25	25
Ginnie Mae I Pool 7% 4/15/2029	1,275	1,301
Ginnie Mae I Pool 7% 4/15/2029	630	642
Ginnie Mae I Pool 7% 4/15/2031	878	900
Ginnie Mae I Pool 7% 4/15/2032	16,190	16,795
Ginnie Mae I Pool 7% 4/15/2032	1,775	1,840
Ginnie Mae I Pool 7% 4/15/2032	1,105	1,139
Ginnie Mae I Pool 7% 4/15/2032	344	356
Ginnie Mae I Pool 7% 5/15/2029	1,007	1,029
Ginnie Mae I Pool 7% 5/15/2032	626	649
Ginnie Mae I Pool 7% 6/15/2028	1,868	1,877
Ginnie Mae I Pool 7% 6/15/2028	569	578
Ginnie Mae I Pool 7% 6/15/2032	4,733	4,907
Ginnie Mae I Pool 7% 6/15/2032	1,705	1,759
Ginnie Mae I Pool 7% 6/15/2032	138	143
Ginnie Mae I Pool 7% 6/15/2032	129	134
Ginnie Mae I Pool 7% 7/15/2028	350	350
Ginnie Mae I Pool 7% 7/15/2028	119	121
Ginnie Mae I Pool 7% 7/15/2031	2,578	2,662
Ginnie Mae I Pool 7% 7/15/2031	1,033	1,063
Ginnie Mae I Pool 7% 7/15/2031	571	590
Ginnie Mae I Pool 7% 7/15/2032	614	638
Ginnie Mae I Pool 7% 8/15/2031	1,960	1,985
Ginnie Mae I Pool 7% 8/15/2031	1,604	1,659
Ginnie Mae I Pool 7% 8/15/2031	158	162
Ginnie Mae I Pool 7% 9/15/2028	56	57
Ginnie Mae I Pool 7% 9/15/2028	6	5
Ginnie Mae I Pool 7% 9/15/2031	1,745	1,794
Ginnie Mae I Pool 7% 9/15/2031	625	643
Ginnie Mae I Pool 7% 9/15/2031	420	434
Ginnie Mae I Pool 7.5% 1/15/2026	2	1
Ginnie Mae I Pool 7.5% 10/15/2027	160	163
Ginnie Mae I Pool 7.5% 10/15/2027	18	17
Ginnie Mae I Pool 7.5% 10/15/2028	3,022	3,095
Ginnie Mae I Pool 7.5% 12/15/2025	1	0
Ginnie Mae I Pool 7.5% 12/15/2027	600	613
Ginnie Mae I Pool 7.5% 2/15/2027	82	82
Ginnie Mae I Pool 7.5% 3/15/2028	1,929	1,967
Ginnie Mae I Pool 7.5% 4/15/2027	681	688
Ginnie Mae I Pool 7.5% 4/15/2027	608	616
Ginnie Mae I Pool 7.5% 4/15/2027	271	275
Ginnie Mae I Pool 7.5% 4/15/2027	269	273
Ginnie Mae I Pool 7.5% 4/15/2027	228	231
Ginnie Mae I Pool 7.5% 4/15/2027	104	105
Ginnie Mae I Pool 7.5% 4/15/2027	79	80
Ginnie Mae I Pool 7.5% 4/15/2027	61	61
Ginnie Mae I Pool 7.5% 4/15/2027	26	26
Ginnie Mae I Pool 7.5% 6/15/2027	217	219
Ginnie Mae I Pool 7.5% 8/15/2028	249	250
Ginnie Mae I Pool 8% 3/15/2030	1,064	1,095
Ginnie Mae I Pool 8% 5/15/2030	553	570
Ginnie Mae I Pool 8% 9/15/2030	1,096	1,131
Ginnie Mae II Pool 2% 10/1/2055 (e)	66,075,000	54,649,067
Ginnie Mae II Pool 2% 11/1/2055 (e)	11,075,000	9,162,033
Ginnie Mae II Pool 2.5% 10/1/2055 (e)	29,250,000	25,178,336
Ginnie Mae II Pool 2.5% 12/20/2051	118,877	102,427
Ginnie Mae II Pool 3% 1/20/2032	301,819	294,448
Ginnie Mae II Pool 3% 10/1/2055 (e)	11,500,000	10,271,606
Ginnie Mae II Pool 3% 10/20/2031	98,915	96,553
Ginnie Mae II Pool 3% 11/20/2031	106,428	103,828
Ginnie Mae II Pool 3% 12/20/2031	161,296	157,401
Ginnie Mae II Pool 3% 12/20/2046	1,334,375	1,209,519
Ginnie Mae II Pool 3% 2/20/2031	12,899	12,620
Ginnie Mae II Pool 3% 3/20/2031	26,088	25,516
Ginnie Mae II Pool 3% 3/20/2046	95,608	86,722
Ginnie Mae II Pool 3% 3/20/2050	607,174	544,100
Ginnie Mae II Pool 3% 4/20/2031	97,448	95,312
Ginnie Mae II Pool 3% 4/20/2047	31,319	28,388
Ginnie Mae II Pool 3% 4/20/2052	3,601,792	3,218,910
Ginnie Mae II Pool 3% 5/20/2031	206,399	201,814
Ginnie Mae II Pool 3% 5/20/2052	10,575,323	9,451,132
Ginnie Mae II Pool 3% 7/20/2031	2,695	2,632
Ginnie Mae II Pool 3% 8/20/2031	31,632	30,894
Ginnie Mae II Pool 3% 9/20/2031	12,706	12,410
Ginnie Mae II Pool 3.5% 12/20/2040	92,103	87,610
Ginnie Mae II Pool 4% 1/20/2041	303,340	295,448
Ginnie Mae II Pool 4% 1/20/2042	1,038,465	1,009,777
Ginnie Mae II Pool 4% 10/1/2055 (e)	3,750,000	3,526,154
Ginnie Mae II Pool 4% 10/20/2040	147,815	143,999
Ginnie Mae II Pool 4% 11/20/2040	598,281	582,701
Ginnie Mae II Pool 4% 2/20/2041	9,862	9,604
Ginnie Mae II Pool 4% 3/20/2047	156,103	150,223
Ginnie Mae II Pool 4% 4/20/2047	561,196	540,058
Ginnie Mae II Pool 4% 5/20/2046	871,194	840,013
Ginnie Mae II Pool 4% 6/20/2045	99,136	95,778
Ginnie Mae II Pool 4% 7/20/2044	6,226	6,024
Ginnie Mae II Pool 4% 8/20/2043	36,814	35,697
Ginnie Mae II Pool 4% 8/20/2045	717,765	693,007
Ginnie Mae II Pool 4% 9/20/2040	234,740	228,670
Ginnie Mae II Pool 4.5% 10/1/2055 (e)	1,975,000	1,915,202
Ginnie Mae II Pool 4.5% 11/20/2054	12,195,254	11,846,763
Ginnie Mae II Pool 4.5% 3/20/2041	13,440	13,415
Ginnie Mae II Pool 4.5% 5/20/2040	89,552	89,407
Ginnie Mae II Pool 4.5% 5/20/2041	26,173	26,121
Ginnie Mae II Pool 4.5% 7/20/2040	68,367	68,249
Ginnie Mae II Pool 4.5% 9/20/2040	312,012	311,456
Ginnie Mae II Pool 5% 10/1/2055 (e)	45,750,000	45,507,090
Ginnie Mae II Pool 5% 11/1/2055 (e)	12,350,000	12,268,026
Ginnie Mae II Pool 5.5% 10/1/2055 (e)	28,500,000	28,711,467
Ginnie Mae II Pool 5.5% 11/1/2055 (e)	7,975,000	8,028,255
Ginnie Mae II Pool 5.5% 12/20/2054	671,086	676,459
Ginnie Mae II Pool 6% 10/1/2055 (e)	40,475,000	41,168,450
Ginnie Mae II Pool 6% 11/1/2055 (e)	12,650,000	12,865,742
Ginnie Mae II Pool 6.5% 5/20/2055	4,452,987	4,581,309
Uniform Mortgage Backed Securities 2% 10/1/2055 (e)	158,800,000	127,982,875
Uniform Mortgage Backed Securities 2% 11/1/2055 (e)	43,500,000	35,063,379
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (e)	54,500,000	45,911,994
Uniform Mortgage Backed Securities 2.5% 11/1/2055 (e)	8,950,000	7,541,425
Uniform Mortgage Backed Securities 3% 10/1/2055 (e)	19,700,000	17,302,910
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (e)	5,175,000	4,728,454
Uniform Mortgage Backed Securities 4% 10/1/2055 (e)	9,400,000	8,857,664
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (e)	12,850,000	12,463,496
Uniform Mortgage Backed Securities 5% 10/1/2040 (e)	9,250,000	9,347,559
Uniform Mortgage Backed Securities 5% 10/1/2055 (e)	10,500,000	10,412,637
Uniform Mortgage Backed Securities 5.5% 10/1/2055 (e)	31,675,000	31,938,546
Uniform Mortgage Backed Securities 6% 10/1/2055 (e)	70,525,000	72,040,187
Uniform Mortgage Backed Securities 6.5% 10/1/2055 (e)	8,600,000	8,887,226
Uniform Mortgage Backed Securities 6.5% 11/1/2055 (e)	3,950,000	4,084,547
TOTAL UNITED STATES		1,136,469,059
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,158,573,172)		1,136,469,059

U.S. Treasury Obligations - 48.9%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.89	22,865,200	14,561,381
US Treasury Bonds 1.75% 8/15/2041	1.90	80,591,100	54,682,320
US Treasury Bonds 1.875% 11/15/2051	1.83 to 1.95	50,329,100	28,471,329
US Treasury Bonds 2% 11/15/2041	2.00	13,511,200	9,488,451
US Treasury Bonds 2% 8/15/2051	1.84	104,090,400	60,982,337
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	38,732,200	24,024,555
US Treasury Bonds 3% 2/15/2047	1.86	42,593,200	32,523,901
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	58,000,000	49,417,813
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	4,500,000	3,716,719
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	7,764,000	6,870,837
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	126,266,000	114,127,695
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	87,500,000	80,766,602
US Treasury Bonds 4.25% 8/15/2054	4.65	6,644,000	6,133,243
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.82	15,730,000	15,145,655
US Treasury Bonds 4.625% 11/15/2044	4.52 to 4.88	10,000,000	9,907,031
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	18,670,000	18,343,275
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	33,728,000	33,833,400
US Treasury Bonds 4.75% 8/15/2055	4.91	19,600,000	19,667,375
US Treasury Bonds 5% 5/15/2045	4.66 to 4.91	950,000	986,515
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.65	2,743,677	2,681,260
US Treasury Notes 1.125% 8/31/2028	1.40	70,526,300	65,674,862
US Treasury Notes 1.75% 1/31/2029	1.74	27,595,700	25,962,595
US Treasury Notes 2.625% 7/31/2029	3.08	37,400,000	35,994,578
US Treasury Notes 2.875% 5/15/2032	2.94 to 2.96	61,937,000	58,230,458
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	181,445,000	174,286,429
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.92	144,500,000	140,283,535
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	57,900,000	57,601,453
US Treasury Notes 3.625% 9/30/2031	4.00	23,600,000	23,323,438
US Treasury Notes 3.75% 4/15/2028	3.69	60,000	60,182
US Treasury Notes 3.75% 5/31/2030	3.83 to 3.98	37,700,000	37,726,508
US Treasury Notes 3.75% 6/30/2030	4.11	7,000,000	7,003,008
US Treasury Notes 3.75% 8/31/2031	3.52	42,400,000	42,207,875
US Treasury Notes 3.875% 7/31/2030	3.93	50,900,000	51,206,195
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.90	50,317,000	49,900,312
US Treasury Notes 3.875% 8/15/2034	4.25 to 4.27	83,400,000	82,126,065
US Treasury Notes 4% 1/31/2031	4.13 to 4.15	110,400,000	111,551,438
US Treasury Notes 4% 2/15/2034	4.28 to 4.71	64,400,000	64,231,453
US Treasury Notes 4% 6/30/2032	4.12 to 4.16	143,000,000	143,737,344
US Treasury Notes 4% 7/31/2032	4.03	10,000,000	10,046,875
US Treasury Notes 4.125% 10/31/2031	4.38	40,900,000	41,497,524
US Treasury Notes 4.125% 11/30/2031	4.55	4,000,000	4,056,875
US Treasury Notes 4.125% 5/31/2032	4.05	1,038,000	1,051,208
US Treasury Notes 4.125% 8/31/2030	4.61	71,100,000	72,291,480
US Treasury Notes 4.25% 5/15/2035	4.26 to 4.38	69,500,000	70,140,703
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.15	127,600,000	128,636,750
US Treasury Notes 4.375% 1/31/2032	4.41	48,500,000	49,841,328
US Treasury Notes 4.375% 11/30/2030	4.35	55,000,000	56,553,320
US Treasury Notes 4.5% 11/15/2033	4.04	45,000,000	46,525,781
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	44,000,000	45,526,250
US Treasury Notes 4.625% 2/15/2035	4.24 to 4.25	46,300,000	48,120,474
US Treasury Notes 4.625% 4/30/2031	4.50	43,300,000	45,072,594
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.96	8,350,000	8,402,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,531,005,297)			2,385,202,772

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $140,202,444)	4.21	140,174,769	140,202,804

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	1,320,000	42,369
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	1,330,000	44,419
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	5,390,000	170,381
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,650,000	86,356
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	11,100,000	369,192
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	2,700,000	82,107
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	4,300,000	137,516
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	2,600,000	101,582
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	15,120,000	191,605
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	6,030,000	218,043
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	1,330,000	41,614
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	500,000	18,097

TOTAL PUT SWAPTIONS			1,503,281
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	1,320,000	47,733
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	1,330,000	45,816
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	5,390,000	199,726
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,650,000	95,005
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	11,100,000	344,170
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	2,700,000	96,687
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	4,300,000	155,534
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	2,600,000	62,955
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	15,120,000	473,796
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	6,030,000	189,576
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	1,330,000	49,588
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	500,000	15,736

TOTAL CALL SWAPTIONS			1,776,322
TOTAL PURCHASED SWAPTIONS (Cost $4,101,436)			3,279,603

TOTAL INVESTMENT IN SECURITIES - 114.0% (Cost $5,774,975,615)	5,558,911,889
NET OTHER ASSETS (LIABILITIES) - (14.0)%	(685,825,485)
NET ASSETS - 100.0%	4,873,086,404

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 10/1/2055	(11,075,000)	(9,159,870)
Ginnie Mae II Pool 2.5% 10/1/2055	(9,600,000)	(8,263,659)
Ginnie Mae II Pool 3% 10/1/2055	(11,200,000)	(10,003,651)
Ginnie Mae II Pool 4% 10/1/2055	(3,750,000)	(3,526,154)
Ginnie Mae II Pool 4.5% 10/1/2055	(1,975,000)	(1,915,202)
Ginnie Mae II Pool 5% 10/1/2055	(45,750,000)	(45,507,090)
Ginnie Mae II Pool 5.5% 10/1/2055	(7,975,000)	(8,034,174)
Ginnie Mae II Pool 6% 10/1/2055	(29,250,000)	(29,751,134)
Uniform Mortgage Backed Securities 2% 10/1/2055	(153,775,000)	(123,933,039)
Uniform Mortgage Backed Securities 2% 11/1/2055	(15,775,000)	(12,715,513)
Uniform Mortgage Backed Securities 2.5% 10/1/2055	(49,500,000)	(41,699,884)
Uniform Mortgage Backed Securities 3% 10/1/2055	(21,900,000)	(19,235,215)
Uniform Mortgage Backed Securities 3.5% 10/1/2055	(650,000)	(593,911)
Uniform Mortgage Backed Securities 4% 10/1/2055	(9,400,000)	(8,857,664)
Uniform Mortgage Backed Securities 4.5% 10/1/2055	(12,850,000)	(12,463,496)
Uniform Mortgage Backed Securities 5% 10/1/2055	(10,500,000)	(10,412,637)
Uniform Mortgage Backed Securities 5.5% 10/1/2055	(15,400,000)	(15,528,133)
Uniform Mortgage Backed Securities 6% 10/1/2055	(5,900,000)	(6,026,758)
Uniform Mortgage Backed Securities 6.5% 10/1/2055	(3,950,000)	(4,081,924)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(371,709,108)

TOTAL TBA SALE COMMITMENTS (Proceeds $373,095,811)		(371,709,108)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	344	12/31/2025	71,678,313	57,185	57,185
CBOT US Treasury Long Bond Contracts (United States)	53	12/19/2025	6,179,469	91,709	91,709

TOTAL PURCHASED					148,894

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	92	12/19/2025	10,348,563	2,631	2,631
CBOT 5Y US Treasury Notes Contracts (United States)	96	12/31/2025	10,481,250	9,433	9,433
CBOT US Treasury Ultra Bond Contracts (United States)	5	12/19/2025	600,469	(977)	(977)

TOTAL SOLD					11,087

TOTAL FUTURES CONTRACTS					159,981
The notional amount of futures purchased as a percentage of Net Assets is 1.6%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	6,914	(4,996)	1,918
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	13,828	(7,686)	6,142
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	6,914	(10,598)	(3,684)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	25,049	(29,593)	(4,544)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	30,000	4,727	(8,788)	(4,061)
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	6,914	(4,920)	1,994
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	(8,946)	(33,442)	(42,388)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	12,606	(19,582)	(6,976)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	17,333	(28,507)	(11,174)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	10,000	1,576	(2,228)	(652)
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	13,828	(7,686)	6,142
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	25,049	(29,220)	(4,171)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	530,000	(2,205)	(4,621)	(6,826)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,110,000	(4,618)	(11,593)	(16,211)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	10,000	1,576	(2,546)	(970)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	4,727	(6,702)	(1,975)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	40,000	6,303	(8,640)	(2,337)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	4,100,000	(4,906)	2,082	(2,824)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	20,742	(11,702)	9,040
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	13,828	(7,221)	6,607
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,032	(31,816)	(3,784)

TOTAL BUY PROTECTION							189,271	(270,005)	(80,734)
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(7,825)	14,691	6,866
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(7,825)	16,210	8,385
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(16,955)	39,562	22,607
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	630,000	2,621	13,885	16,506
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	13,148	71,623	84,771
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	100,000	(1,304)	2,044	740
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,200,000	(15,650)	19,082	3,432
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	800,000	(10,434)	11,960	1,526
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(6,521)	12,063	5,542
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,304)	2,428	1,124
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(7,825)	9,359	1,534
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(6,521)	7,799	1,278
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(16,955)	17,303	348

TOTAL SELL PROTECTION							(83,350)	238,009	154,659
TOTAL CREDIT DEFAULT SWAPS							105,921	(31,996)	73,925

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	53,453,000	208,978	0	208,978
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	60,073,000	329,850	0	329,850
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	21,223,000	168,760	0	168,760
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	5,396,000	65,499	0	65,499
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	6,305,000	123,561	0	123,561
TOTAL INTEREST RATE SWAPS							896,648	0	896,648

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $781,745,108 or 16.0% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,415,671.
(j)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $637,347.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $542,876.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,861,675	998,180,466	971,839,013	3,138,412	(324)	-	140,202,804	140,174,769	0.3%
Fidelity Securities Lending Cash Central Fund	-	425,559,747	425,559,747	9,844	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	75,714,172	3,549,025	-	3,548,953	-	2,307,407	81,570,604	909,574	31.2%
Total	189,575,847	1,427,289,238	1,397,398,760	6,697,209	(324)	2,307,407	221,773,408

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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